                                   SECURITIES AND EXCHANGE COMMISSION

                                          Washington, D.C. 20549

                                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.   9   (File No. 33-54471)        X

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940

         Amendment No.  10   (File No. 811-7195)      X

                               AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------
                                        (Exact Name of Registrant)

                                American Enterprise Life Insurance Company

--------------------------------------------------------------------------------
                                           (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN 55440-0534
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-4085

Sherilyn K. Beck, IDS Tower 10, Minneapolis, MN 55440-0010
                                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b) of Rule 485
 X on Oct. 30, 1997 pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph
     (a)(1) of Rule 485

If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus and Statement of Additional Information are so indicated.

              PART A

Item No.      Section in Prospectus
  1           Cover page

  2           Key terms

  3(a)        Expense summary
   (b)        In brief

  4(a)        Condensed financial information
   (b)        Performance information
   (c)        Financial Statements

  5(a)        About American Enterprise Life
   (b)        The variable account
   (c)        The funds
   (d)        Cover page and the funds
   (e)        Voting rights
   (f)        NA

  6(a)        Charges
   (b)        Expense summary
   (c)        Other information on charges
   (d)        Distribution of contracts
   (e)        NA
   (f)        NA

  7(a) Buying your annuity; Benefits in case of death; The annuity payout period
   (b) The variable account; Transferring money between accounts; Transfer policies
   (c) The funds; Other information on charges
   (d) The funds

  8(a)        The annuity payout period
   (b)        Setting the retirement date
   (c)        Annuity payout plans
   (d)        The annuity payout period
   (e)        Annuity payout plans
   (f)        Death after annuity payouts begin

  9(a)        Benefits in case of death
   (b)        Benefits in case of death

 10(a)        Buying your annuity; Valuing your investment
   (b)        Valuing your investment
   (c)        Valuing your investment
   (d)        About American Enterprise Life

 11(a)        Withdrawals from your contract
   (b)        NA
   (c)        Receiving payment when you request a withdrawal
   (d)        If installment payments
   (e)        Ten-day free look

 12(a)        Taxes
   (b)        Key terms
   (c)        NA

 13  NA

 14  Table of contents of the Statement of Additional Information

              PART B

Item No.      Section in Statement of Additional Information

 15  Cover Page

 16  Table of contents

 17(a)        NA
   (b)        NA
   (c)        About American Enterprise Life*

 18(a)        NA
   (b)        NA
   (c)        Independent auditors
   (d)        NA
   (e)        NA
   (f)        NA

 19(a)        Making the most of your annuity*
   (b)        NA

 20(a)        Principal underwriter
   (b)        Principal underwriter
   (c)        NA
   (d)        NA
   (e)        NA

 21(a)        Performance information
   (b)        Performance information

 22  Calculating Annuity Payouts

 23(a)        NA
   (b)        NA

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

AEL Personal PortfolioSM/AEL Personal Portfolio Plus
October 30, 1997
Variable Annuity Prospectus


The flexible premium variable annuity contracts described in the prospectus are offered by American Enterprise Life Insurance Company (American Enterprise
Life), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuities are available for individual retirement annuities (IRAs), simplified employee pension plans (SEPs) and nonqualified retirement plans.

American Enterprise Variable Annuity Account

Sold by:  American Enterprise Life Insurance Company.
Administrative Offices:  80 South Eighth Street, P.O. Box 534,
Minneapolis, MN  55440-0534.  Telephone:  800-333-3437.

This prospectus contains information about the variable account that you should know before investing. Refer to "The variable account" in this prospectus.

The prospectus is accompanied or preceded by the following prospectuses: AIM Variable Insurance Funds, Inc.; GT Global Variable Investment Funds; IDS Life Retirement Annuity Mutual Funds; Janus Aspen Series; OCC Accumulation Trust, formerly known as Quest for Value Accumulation Trust; Oppenheimer Trust; Putnam Variable Trust, formerly known as Putnam Capital Manager Trust. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

American Enterprise Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investments in the annuity involve investment risk including the possible loss of principal.


A Statement of Additional Information (SAI) dated October 30, 1997, (incorporated by reference into this prospectus) and filed with the Securities and Exchange Commission (SEC), is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

                                          Table of contents


Key terms....................................................................
The annuities in brief.......................................................
Expense summary..............................................................
Condensed financial information (unaudited)...................................
Financial statements..........................................................
Performance information......................................................
The variable account........................................................
The funds...................................................................
     AIM V.I. Growth and Income Fund........................................
     AIM V.I. International Equity Fund....................................
     AIM V.I. Value Fund....................................................
     GT Global Variable Latin America Fund.................................
     GT Global Variable New Pacific Fund....................................
     IDS Life Aggressive Growth Fund........................................
     IDS Life Capital Resource Fund........................................
     IDS Life Growth Dimensions Fund.......................................
     IDS Life International Equity Fund....................................
     IDS Life Managed Fund.................................................
     IDS Life Moneyshare Fund..............................................
     IDS Life Special Income Fund..........................................
     Janus Aspen Series Balanced Portfolio.................................
     Janus Aspen Series Worldwide Growth Portfolio.........................
     OCC Accumulation Trust Equity Portfolio...............................
     OCC Accumulation Trust Managed Portfolio..............................
     OCC Accumulation Trust Small Cap Portfolio............................
     OCC Accumulation Trust U.S. Government Income Portfolio................
     Oppenheimer Variable Account Growth Fund...............................
     Oppenheimer Variable Account High Income Fund.........................
     Putnam VT Diversified Income Fund.....................................
     Putnam VT Growth and Income Fund......................................
     Putnam VT High Yield Fund..............................................
     Putnam VT New Opportunities Fund......................................
The fixed account..........................................................
Buying your annuity........................................................
     The retirement date...................................................
Beneficiary................................................................
     How to make payments..................................................
Charges....................................................................
     Contract administrative charge........................................
     Variable account administrative charge...............................
     Mortality and expense risk fee........................................
     Withdrawal charge.....................................................
     Waiver of withdrawal charge..........................................
     Premium taxes........................................................
Valuing your investment.....................................................
     Number of units.......................................................
     Accumulation unit value..............................................
     Net investment factor................................................
     Factors that affect variable subaccount
         accumulation units...............................................

Making the most of your annuity............................................
     Automated dollar-cost averaging......................................
     Transferring money between subaccounts...............................
     Transfer policies.....................................................
     Two ways to request a transfer or a withdrawal.......................
Withdrawals from your contract.............................................
     Withdrawal policies...................................................
     Receiving payment when you request a withdrawal........................
Changing ownership.........................................................
Benefits in case of death..................................................
The annuity payout period..................................................
     Annuity payout plans..................................................
     Death after annuity payouts begin.....................................
Taxes......................................................................
Voting rights...............................................................
Substitution of investments................................................
Distribution of the contracts..............................................
About American Enterprise Life.............................................
Regular and special reports................................................

         Services......................................................
         Table of contents of the Statement of Additional
         Information.......................................................

Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Enterprise Life.


Funds - Funds or portfolios, each with a different investment objective. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds (See "The funds").


Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Enterprise Life for an annuity.

Qualified annuity - An annuity purchased for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs)
o  Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Systematic Investment Plan (SIP) - A payment method you set up with your bank to automatically make monthly investments to your annuity from your bank account.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.


Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the underlying fund.


Withdrawal charge - A deferred sales charge that may be applied if you make a withdrawal from your annuity before the retirement date.

Withdrawal value - The amount you are entitled to receive if you fully withdraw your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.

The annuities in brief

Purpose: Each annuity is designed to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your agent or to our Minneapolis administrative offices within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the contract; the refund amount may be more or less than the payment you made. (Exceptions: If the law so requires, all of your purchase payments will be refunded.)

Accounts:  You may allocate your purchase payments among any or all of:

o subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at a rate that is adjusted periodically by American Enterprise Life. (p. )

Buying the annuity: Your agent will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis administrative offices. You may buy a nonqualified annuity or a qualified annuity. Payment must be made in a lump sum with the option of additional payments in the future. In some states there are time limitations for making additional payments. (p. )

o        Minimum initial payment - $2,000
o        Minimum additional payment - $50
o        Maximum total payment(s)-$1,000,000
         (without prior approval)

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Payment in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. (p. )

Taxes: Generally, your annuity grows tax-deferred until you fully withdraw it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. )

Charges: Your annuity is subject to a $30 annual contract administrative charge, a 0.15% variable account administrative charge, a 1.25% mortality and expense risk fee, a withdrawal charge and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted upon total withdrawal or when annuity payouts begin. (p. )

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.


You pay no sales charge when you purchase your annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying funds are shown below. Some expenses may vary as explained under "Charges."


Contract Owner Expenses:*

Withdrawal Charge (contingent deferred sales charge as percent of purchase payment)

           Contract years from                Withdrawal Charge
             payment receipt                      Percentage
                   1                                 7%
                   2                                 6%
                   3                                 5%
                   4                                 4%
                   5                                 3%
                   6                                 2%
                   7                                 1%
             Thereafter                              0%

Annual Contract Administrative Charge     $30

Variable Account Annual Expenses

      Variable Account Administrative Charge
      (as a percentage of daily net assets of
      the underlying fund)..................................0.15%

      Mortality and Expense Risk Fee
      (as a percentage of daily net assets of
      the underlying fund)..................................1.25%

   Total Variable Account Annual Expenses...................1.40%

Annual Operating  Expenses of Underlying Mutual Funds
(management fees and other expenses deducted as a percentage of average net assets as follows:)


                                                                GT Global       GT Global
                                                                Variable        Variable
                      AIM V.I.       AIM V.I.                   Latin America   New Pacific     IDS Life     IDS Life   IDS Life
                      Growth and     International   AIM V.I.   (after expense  (after expense  Aggressive   Capital    Growth
                      Income         Equity          Value      reimbursement)  reimbursement)  Growth       Resource   Dimensions

Management fees       .65%            .75%            .64%      1.00%           1.00%           .60%          .60%      .63%

Other expenses        .13             .21             .09        .17             .12            .09           .08       .22

Total                 .78%+           .96%+           .73%+     1.17%++         1.12%++         .69%**        .68%**    .85%**





                                                                                        Janus Aspen
                                                                          Janus Aspen   Series            OCC            OCC
                                                                          Series        Worldwide    Accumulation    Accumulation
                      IDS Life                                  IDS Life  Balanced      Growth       Trust Equity    Trust Managed
                      International  IDS Life   IDS Life        Special   (after fee    (after fee   (after expense  (after expense
                      Equity         Managed    Moneyshare      Income    reduction)    reduction)   limitations)     limitations)

Management fees       .82%            .59%       .50%           .59%       .79%            .66%            .80%           .80%

Other expenses        .16             .07        .06            .10        .15             .14             .22            .10

Total                 .98%**          .66%**     .56%**         .69%**     .94%+++         .80%+++        1.02%***        .90%***

                   OCC             OCC
               Accumulation   Accumulation       Oppenheimer       Oppenheimer
               Trust Small    Trust U.S. Gov-  Variable Account  Variable Account  Putnam VT    Putnam VT
                   Cap        ernment Income       Growth          High Income    Diversified  Growth and  Putnam VT   Putnam VT New
               (after expense (after expense   (after expense    (after expense     Income       Income    High Yield  Opportunities
                limitations)   limitations)     reimbursements)   reimbursements)    Fund         Fund        Fund          Fund

Management fees     .80%          .60%              .75%              .75%           .70%         .49%        .68%         .63%

Other expenses      .22           .42               .04               .06            .13          .05         .08          .09

Total              1.02%***      1.02%***           .79%#             .81%#          .83%+        .54%+       .76%+        .72%+

  *  Premium taxes imposed by some state and local governments are not reflected in this table.
 ** Annualized operating expenses of underlying funds at Dec. 31, 1996.
*** The annual expenses of the OCC Accumulation Trust Portfolios (the
      "Portfolios") as of Dec. 31, 1996 have been restated to reflect new management fee and expense limitation agreements in effect as of May 1,
      1996. Additionally, Other Expenses are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Effective May 1, 1996, the expenses of the portfolios were contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed
      1.25% of their respective average daily net assets. Furthermore, through
      Dec. 31, 1997, the annualized operating expenses of the Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses (net of any expense offsets) of these Portfolios do not exceed
      1.00% of their respective average daily net assets. Without such contractual and voluntary expense limitations, and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total
      Portfolio Annual Expenses incurred for the fiscal year ended Dec. 31, 1996 would have been, .80%, .31% and 1.11%, respectively, for the Equity
      Portfolio; .80%, .10% and .90%, respectively, for the Managed Portfolio;
      .80%, .26% and 1.06%, respectively, for the Small Cap Portfolio; and .60%,
      1.74% and 2.34%, respectively, for the U.S. Government Income Portfolio.
  +  Operating expenses of the underlying funds at Dec. 31, 1996.
 ++    Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1996 to reflect fee and reimbursement or waiver arrangements. If there had been no reimbursement of expenses by
       Chancellor LGT Asset Management and no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with
       "Management fees" stated first, then "Other expenses," followed by
       "Total," would have been as follows: GT Global Variable Latin America
       Fund, 1.00%, 0.42%, 1.42%; and GT Global Variable New Pacific Fund,
       1.00%, 0.40%, 1.40%.
+++The figures given above are based on gross expenses before expense offset arrangements, if any, during 1996, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the
       "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: .77%, .14 and .91%, respectively, for Janus Aspen Series Worldwide Growth and .92%, .15% and 1.07%, respectively, for Janus Aspen Series Balanced.  See the Portfolios' prospectuses for a discussion of fee reductions.
#      Operating expenses of the underlying funds before expense reimbursements, if any, during 1996. In the absence of a voluntary one-time fee reimbursement, the "Management Fees", "Other expenses" and "Total" would have been as follows: .75%, .06 and .81%, respectively, for Oppenheimer
       Growth Fund and .75%, .06 and .81%, respectively, for Oppenheimer High
       Income Fund. See the Funds Statement of Additional Information for a
       description of the reimbursement.

Example:*

                AIM V.I.        AIM V.I.                  GT Global       GT Global       IDS Life        IDS Life   IDS Life
                Growth and      International   AIM V.I.  Variable        Variable        Aggressive      Capital    Growth
                Income          Equity          Value     Latin America   New Pacific     Growth          Resource   Dimensions

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year         $ 93.59         $ 95.35         $ 93.10   $ 97.39         $ 96.91         $ 92.71         $ 92.61   $ 94.28

 3 years         122.63          127.90          121.15    134.00          132.55          119.98          119.68    124.68

 5 years         154.22          163.00          151.77    173.11          170.72          149.80          149.31    157.65

10 years         265.33          282.75          260.43    302.62          297.93          256.49          255.50    272.15

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year         $ 23.59         $ 25.35         $ 23.10   $ 27.39         $ 26.91         $ 22.71         $ 22.61   $ 24.28

 3 years          72.63           77.90           71.15     84.00           82.55           69.98           69.68     74.68

 5 years         124.22          133.00          121.77    143.11          140.72          119.80          119.31    127.65

10 years         265.33          282.75          260.43    302.62          297.93          256.49          255.50    272.15

                                                                     Janus      Janus Aspen
                IDS Life                                  IDS Life   Aspen      Series               OCC            OCC
                International   IDS Life   IDS Life       Special    Series     Worldwide       Accumulation   Accumulation
                Equity          Managed    Moneyshare     Income     Balanced   Growth         Trust Equity    Trust Managed

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year         $ 95.55         $ 92.42    $ 91.44        $ 92.71    $ 95.16    $ 93.79        $ 95.94         $ 94.77

 3 years         128.48          119.09     116.13         119.98     127.31     123.21         129.64          126.14

 5 years         163.96          148.32     143.37         149.80     162.03     155.20         165.90          160.08

10 years         284.67          253.52     243.54         256.49     280.84     267.29         288.48          276.99

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year         $ 25.55         $ 22.42    $ 21.44        $ 22.71    $ 25.16    $ 23.79        $ 25.94         $ 24.77

 3 years          78.48           69.09      66.13          69.98      77.31      73.21          79.64           76.14

 5 years         133.96          118.32     113.37         119.80     132.03     125.20         135.90          130.08

10 years         284.67          253.52     243.54         256.49     280.84     267.29         288.48          276.99


                  OCC             OCC***      Oppenheimer    Oppenheimer       Putnam VT     Putnam VT
             Accumulation     Accumulation      Variable       Variable       Diversified    Growth and   Putnam VT   Putnam VT New
              Trust Small    Trust U.S. Gov-    Account        Account          Income         Income    High Yield   Opportunities
                  Cap        ernment Income     Growth        High Income        Fund           Fund        Fund          Fund

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year         $ 95.94         $ 95.94         $ 93.69        $ 93.89          $ 94.08        $ 91.24    $ 93.40         $ 93.01

 3 years         129.64          129.64          122.92         123.51           124.09         115.54     122.04          120.86

 5 years         165.90          165.90          154.71         155.69           156.67         142.37     153.24          151.28

10 years         288.48          288.48          266.31         268.26           270.21         241.53     263.38          259.45

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year         $ 25.94         $ 25.94         $ 23.69         $ 23.89         $ 24.08        $ 21.24    $ 23.40         $ 23.01

 3 years          79.64           79.64           72.92           73.51           74.09          65.54      72.04           70.86

 5 years         135.90          135.90          124.71          125.69          126.67         112.37     123.24          121.28

10 years         288.48          288.48          266.31          268.26          270.21         241.53     263.38          259.45

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .177% charge based on the average contract size.

Condensed Financial Information (unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Condensed Financial Information (unaudited)

                                                                                                               Period from
                                                                                          Year ended           Feb. 21 to
                                                                                          Dec. 31, 1996        Dec. 31, 1995*
-----------------------------------------------------------------------------------------------------------------------------
Subaccount ECR (Investing in shares of Capital Resource Fund)
Accumulation unit value at beginning of period....................................           $1.20                 $1.00
Accumulation unit value at end of period..........................................           $1.27                 $1.20
Number of accumulation units outstanding
at end of period (000 omitted)....................................................           2,350                   818
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
-----------------------------------------------------------------------------------------------------------------------------
Subaccount ESI (Investing in shares of Special Income Fund)
Accumulation unit value at beginning of period....................................           $1.17                 $1.00
Accumulation unit value at end of period..........................................           $1.24                 $1.17
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................           1,377                   414
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
------------------------------------------------------------------------------------------------------------------------------
Subaccount EMS (Investing in shares of Moneyshare Fund)
Accumulation unit value at beginning of period....................................           $1.03                 $1.00
Accumulation unit value at end of period..........................................           $1.07                 $1.03
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................             241                   132
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
Simple yield......................................................................            3.26%                 3.53%
Compound yield....................................................................            3.32%                 3.59%
-------------------------------------------------------------------------------------------------------------------------------
Subaccount EMG (Investing in shares of Managed Fund)
Accumulation unit value at beginning of period....................................           $1.18                 $1.00
Accumulation unit value at end of period..........................................           $1.36                 $1.18
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................           1,546                   589
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
-------------------------------------------------------------------------------------------------------------------------------
Subaccount EIE (Investing in shares of International Equity Fund)
Accumulation unit value at beginning of period....................................           $1.17                 $1.00
Accumulation unit value at end of period..........................................           $1.26                 $1.17
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................             675                   220
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
-------------------------------------------------------------------------------------------------------------------------------
Subaccount EAG (Investing in shares of Aggressive Growth Fund)
Accumulation unit value at beginning of period....................................           $1.28                 $1.00
Accumulation unit value at end of period..........................................           $1.47                 $1.28
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................           1,324                   473
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
-------------------------------------------------------------------------------------------------------------------------------
Subaccount EMD (Investing in shares of OCC
Accumulation Trust Managed Portfolio)
Accumulation unit value at beginning of period....................................           $1.31                 $1.00
Accumulation unit value at end of period..........................................           $1.58                 $1.31
Number of accumulation units outstanding at end


of period (000 omitted)...........................................................           2,462                   436
Ratio of operating expense to average net
assets............................................................................            1.50%                 1.50%
-------------------------------------------------------------------------------------------------------------------------------
Subaccount EUS (Investing in shares of OCC Accumulation
Trust U.S. Government Trust Portfolio)
Accumulation unit value at beginning of period....................................           $1.09                 $1.00
Accumulation unit value at end of period..........................................           $1.10                 $1.09
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................           1,252                   413
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
--------------------------------------------------------------------------------------------------------------------------------
*Operations commenced on Feb. 21, 1995.

Condensed Financial Information continued

                                                                                                               Period from
                                                                                           Year ended          Feb. 21 to
                                                                                           Dec. 31, 1996       Dec. 31, 1995*
-----------------------------------------------------------------------------------------------------------------------------
Subaccount EPA (Investing in shares of GT
Global Variable New Pacific Fund)
Accumulation unit value at beginning of period....................................           $1.07                 $1.00
Accumulation unit value at end of period..........................................           $1.38                 $1.07
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................             530                   193
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
-----------------------------------------------------------------------------------------------------------------------------
Subaccount ELA (Investing in shares of GT
Global Variable Latin America Fund)
Accumulation unit value at beginning of period....................................           $0.98                 $1.00
Accumulation unit value at end of period..........................................           $1.19                 $0.98
Number of accumulation units outstanding
at end of period (000 omitted)....................................................             663                   303
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
------------------------------------------------------------------------------------------------------------------------------
Subaccount ENO (Investing in shares of Putnam VT
New Opportunities Fund)
Accumulation unit value at beginning of period....................................           $1.39                 $1.00
Accumulation unit value at end of period..........................................           $1.51                 $1.39
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................           2,980                   691
Ratio of operating expense to average net assets..................................            1.50%                 1.50%
------------------------------------------------------------------------------------------------------------------------------
Subaccount EGI (Investing in shares of Putnam VT Growth and Income Fund)
Accumulation unit value at beginning of
period............................................................................           $1.27                 $1.00
Accumulation unit value at end of period..........................................           $1.53                 $1.27

Number of accumulation units outstanding at end
of period (000 omitted)...........................................................          3,655                  1,152
Ratio of operating expense to average net assets..................................           1.50%                  1.50%
------------------------------------------------------------------------------------------------------------------------------
Subaccount EHY (Investing in shares of Putnam VT High Yield Fund) Accumulation unit value at beginning of
period............................................................................          $1.14                  $1.00
Accumulation unit value at end of period..........................................          $1.27                  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................          1,270                    480
Ratio of operating expense to average net assets..................................           1.50%                  1.50%
-----------------------------------------------------------------------------------------------------------------------------
Subaccount EDI (Investing in shares of Putnam VT
Diversified Income Fund)
Accumulation unit value at beginning of period....................................          $1.15                  $1.00
Accumulation unit value at end of period..........................................          $1.23                  $1.15
Number of accumulation units outstanding at end
of period (000 omitted)...........................................................          1,824                    601
Ratio of operating expense to average net assets..................................           1.50%                  1.50%
-----------------------------------------------------------------------------------------------------------------------------
*Operations commenced on Feb. 21, 1995.

Financial Statements


The SAI dated October 30, 1997 contains:


the audited financials of the variable account including:

-     statements of net assets as of Dec. 31, 1996;
-     statements of operations for the year ended Dec. 31, 1996;
- statements of changes in net assets for the year ended Dec. 31, 1996 and for the period from Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995.

the audited financial statements of American Enterprise Life including:

-     balance sheets as of Dec. 31, 1996 and Dec. 31 1995; and
- related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996.

The SAI does not include financial statements for subaccounts EGN, EIN, EVA, EGD, ESB, EWG, EEQ, ESC, EGR, EHI because these are new subaccounts and do not have a performance history.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular subaccount during a particular time period.


The performance figures are calculated on the basis of historical performance of each fund. "Performance since Inception of the Subaccount" shows performance since the date the subaccount actually began investing in the fund. "Performance since Inception of the Fund" shows performance since the beginning of each fund, even if the subaccount did not invest in the fund on that date. Before the subaccount began investing in the fund, this category shows what the performance would have been if the subaccount had existed during the illustrated period.

Once a subaccount began investing in the fund, this category shows actual performance. This category assumes that the annuities were offered prior to January 12, 1995, which they were not.


Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - IDS Life Special Income Subaccount: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.


Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, variable account administrative charge, mortality and expense risk fee and withdrawal charge, assuming a full withdrawal at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal).


Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee, variable account administrative charge and withdrawal charge, assuming a withdrawal at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all annuity charges which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Enterprise Life at the address or telephone number on the cover.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                             Subaccount

AIM V.I. Growth and Income Fund                                 EGN
AIM V.I. International Equity Fund                              EIN
AIM V.I. Value Fund                                             EVA
GT Global Variable Latin America Fund                           ELA
GT Global Variable New Pacific Fund                             EPA
IDS Life Aggressive Growth Fund                                 EAG
IDS Life Capital Resource Fund                                  ECR
IDS Life Growth Dimensions Fund                                 EGD
IDS Life International Equity Fund                              EIE
IDS Life Managed Fund                                           EMG
IDS Life Moneyshare Fund                                        EMS
IDS Life Special Income Fund                                    ESI
Janus Aspen Series Balanced Portfolio                           ESB
Janus Aspen Series Worldwide Growth Portfolio                   EWG
OCC Accumulation Trust Equity Portfolio                         EEQ
OCC Accumulation Trust Managed Portfolio                        EMD
OCC Accumulation Trust Small Cap Portfolio                      ESC
OCC Accumulation Trust U.S. Government
      Income Portfolio                                          EUS
Oppenheimer Variable Account Growth Fund                        EGR
Oppenheimer Variable Account High Income Fund                   EHI
Putnam VT Diversified Income Fund                               EDI
Putnam VT Growth and Income Fund                                EGI
Putnam VT High Yield Fund                                       EHY
Putnam VT New Opportunities Fund                                ENO


Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other variable subaccount or of our general business. Each variable subaccount's net assets are held in relation to the contracts described in this prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus.


The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The funds

AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

AIM V.I. International Equity Fund Objective: long-term growth of capital. Invests in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

AIM V.I. Value Fund Objective: long-term growth of capital. Invests primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

GT Global Variable Latin America Fund
Objective: capital appreciation. Normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future.

GT Global Variable New Pacific Fund
Objective: long-term growth of capital. Normally invests at least 65% of its total assets in equity securities of issuers domiciled in Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand. Equity securities in which the Fund may invest include common stock, preferred stock, convertible debt securities and warrants to acquire such securities.

IDS Life Aggressive Growth Fund Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS  Life  Capital  Resource  Fund  Objective:  capital  appreciation.   Invests
primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Growth Dimensions Fund Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life International Equity Fund Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Managed Fund Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Moneyshare Fund Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Special Income Fund Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

Janus Aspen Series Balanced Portfolio Objective: long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Janus Aspen Series Worldwide Growth Portfolio Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

OCC   Accumulation   Trust  Equity  Portfolio   Objective:   long  term  capital
appreciation. Invests in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

OCC Accumulation Trust Managed Portfolio Objective: growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.

OCC Accumulation Trust Small Cap Portfolio Objective: capital appreciation. Invests in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OCC Accumulation Trust U.S. Government Income Portfolio Objective: high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

Oppenheimer Variable Account Growth Fund Objective: capital appreciation. Invests in securities of well-known established companies.

Oppenheimer Variable Account High Income Fund Objective: high level of current income. Invests in high-yield, high-risk, fixed-income securities, including unrated securities or securities in the lower rating categories. These securities may be considered to be speculative.

Putnam VT Diversified Income Fund Objective: high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust prospectus for further information on the risks associated with this fund's investments in high yield higher-risk fixed income securities.

Putnam VT Growth and Income Fund Objective: capital growth and current income. Invests primarily in common stocks that offer potential for capital growth, current income, or both.


Putnam VT High Yield Fund
Objective: high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Putnam Variable prospectus.


Putnam VT New Opportunities Fund Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.

More comprehensive information regarding each fund is contained in that fund's prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others. Please monitor your investment accordingly.

All funds are available to serve as the underlying investment for variable annuities, and some funds also are available to serve as the underlying investment for variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously.

Although American Enterprise Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for the variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The investment managers for the funds are as follows:

o  AIM V.I. Funds - A I M Advisors, Inc.

o  GT Global Variable Funds - Chancellor LGT Asset Management, Inc.

o IDS Life Retirement Annuity Funds - IDS Life. American Express Financial Corporation is the investment advisor for the IDS Life Retirement Annuity Funds. IDS International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

o  Janus Aspen Series Portfolios - Janus Capital Corporation.

o  OCC Accumulation Trust Portfolios - OpCap Advisors.

o  Oppenheimer Variable Accounts Funds - OppenheimerFunds, Inc.

o  Putnam Variable Trust Funds - Putnam Investment Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting American Enterprise Life at the administrative offices address or telephone number on the front of this prospectus.

The fixed account

Purchase payments also may be allocated to the fixed account. The value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Enterprise Life, the company's main portfolio of investments. Interest is credited and compounded daily to produce an effective annual interest rate. We may change the interest rate from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis administrative office. As the owner, you have all rights and may receive all benefits under the contract. Your annuity can be owned in joint tenancy only in spousal situations. You cannot buy a nonqualified annuity or become an annuitant if you are 86 or older (age 76 or older for qualified annuities). (In Pennsylvania, the annuitant must be under age 81.)

When you apply, you may select:
o the fixed account and/or subaccount(s) in which you want to invest; o how you want to make purchase payments; o the date you want to start receiving annuity payouts (the retirement date); and o a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccount(s) you selected within two business days after we receive it at our Minneapolis administrative offices. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Minneapolis administrative offices.

You may make monthly payments to your Annuity under a Systematic Investment Plan
(SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, additional purchase payments may be made to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, additional purchase payments may be made to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and additional purchase payments may be made to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, additional purchase payments may be made for ten years only.

The retirement date

Annuity payouts will be scheduled to begin on the retirement date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the retirement date must be:

o no earlier than the 60th day after the contract's effective date; and o no later than the annuitant's 85th birthday (or before the 10th contract anniversary, if purchased after age 75); or
o no later than the annuitant's 82nd birthday (or before the eighth contract anniversary, if purchased after age 74) for annuities purchased in Pennsylvania.

For qualified annuities, to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the annuitant reaches age 59 1/2; and
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)


Minimum payment amounts


Initial payment (includes SIPs):    $2,000

Minimum additional purchase payment(s)(includes SIPs):     $50

Maximum payment(s):   $1,000,000 of cumulative payments without
                                prior approval

How to make payments

By letter

Send your check along with your name and contract number to:

      Regular mail:

      American Enterprise Life Insurance Company
      80 South Eighth Street
      P.O. Box 534
      Minneapolis, MN  55440-0534

      Express mail:

      American Enterprise Life Insurance Company
      Attention:  Unit 829
      733 Marquette Avenue
      Minneapolis, MN  55402

By SIP:

Contact your agent to complete the necessary SIP paperwork.

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, the $30 annual charge will be deducted at the time of withdrawal regardless of contract value. The annual charge cannot be increased and does not apply after annuity payouts begin.

Variable account administrative charge
This charge is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. Annually, it totals 0.15% of their average daily net assets. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. The variable account administrative charge cannot be increased.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the accumulation unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the funds in which they invest. Annually, the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Enterprise Life annuitants live. If, as a group, American Enterprise Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Enterprise Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge and variable account administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. The withdrawal amount you request is determined by drawing from your total contract value in the following order:

1. First, we withdraw up to 10% of your prior anniversary contract value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary contract value each contract year.

2. Next, we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.


3. Next, we withdraw purchase payments received eight or more contract years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more contract years before withdrawal.


4. Finally, if necessary, we withdraw purchase payments received in the seven contract years before the withdrawal. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


There is a withdrawal charge on payments received seven or less contract years before withdrawal. We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


The withdrawal charge percentage depends on the number of contract years since you made the payment(s).

Contract Years From                              Withdrawal Charge
  Payment Receipt                                    Percentage
           1                                              7%
           2                                              6%
           3                                              5%
           4                                              4%
           5                                              3%
           6                                              2%
           7                                              1%
      Thereafter                                          0%

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 1998 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o We received these payments - $10,000 July 1, 1998, $8,000 Dec. 31, 2004 and $6,000 Feb. 20, 2006; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug.5, 2008 and had not made any other withdrawals during that contract year; and

o        The prior anniversary July 1, 2008 contract value was $38,488.

Withdrawal Charge          Explanation
     $  0             $3,848.80 is 10% of the prior anniversary contract value
                      withdrawn without withdrawal charge; and

        0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

        0 $10,000 July 1, 1998 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and

      240 $8,000 Dec. 31, 2004 is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

      240 $6,000 Feb. 20, 2006 is in its fourth contract year from receipt, withdrawn with a 4% withdrawal charge.
  ----------
     $480

The withdrawal charge is calculated so that the total amount minus any withdrawal charge equals the amount you request. If you take a full withdrawal from your contract, the $30 contract charge also will be deducted.

Waiver of withdrawal charge There are no withdrawal charges for:

o withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;
o contract earnings - if any - in excess of the annual 10% free withdrawal amount;
o required minimum distributions from a qualified annuity after you reach age 70 1/2 (for those amounts required to be distributed from the annuities described in this prospectus);
o   contracts settled using an annuity payout plan; and
o   death benefits.

If your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement or provision, we will waive withdrawal charges that are normally assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days.

To qualify, the nursing home must meet the following criteria:

o   be licensed by an appropriate licensing agency to provide nursing care; and
o   provide 24-hour-a-day nursing services; and
o   have a doctor available for emergency situations; and
o   have a nurse on duty or on call at all times; and
o   maintain clinical records; and
o   have appropriate methods for administering drugs.

To the extent permitted by state law, this endorsement is included in contracts issued when the owner and annuitant are under age 76 on the date that we issue the contract.

Possible group reductions: In some cases lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges.
However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes that may reach to 3.5%. These taxes are dependent upon your state of residence or the state in which the contract was sold. The deduction is made when you fully withdraw your contract or when annuity payouts begin.

Valuing your investment

Here is how your fixed account and variable subaccounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments and transfer amounts plus interest earned, less any amounts withdrawn or transferred and any contract administrative charge.


Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract. Please remember that investment performance, expenses and deductions of certain charges affect accumulation unit value.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor Determined each business day by:

o adding the underlying fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments allocated to the variable subaccount(s);
o        transfers into or out of the variable subaccount(s);
o        partial withdrawals;
o        withdrawal charges; and/or
o        contract administrative charges.

Accumulation unit values may fluctuate due to:

o        changes in net asset value of underlying fund(s);
o        dividends distributed to the variable subaccount(s);
o        capital gains or losses of underlying fund(s);
o        fund operating expenses;
o        mortality and expense risk fees; and/or
o        variable account administrative charges.

Making the most of your annuity

Automated dollar-cost averaging*


You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others. The benefits of dollar cost averaging also may be obtained by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. For specific features contact your agent.

                                     How dollar-cost averaging works

                           Month     Amount     Accumulation    Number of units
                                     invested   unit value      purchased
By investing an            Jan       $100       $20                  5.00
equal number of
dollars each month....     Feb        100        18                  5.56

                           Mar        100        17                  5.88
you automatically          Apr        100        15                  6.67
buy more units
when the per unit          May        100        16                  6.25
market price is low....
                           Jun        100        18                  5.56

                           Jul        100        17                  5.88

                           Aug        100        19                  5.26

and fewer units            Sep        100        21                  4.76
when the per unit
market price is            Oct        100        20                  5.00
high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

* Some restrictions may apply.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. The right to transfer contract values between the subaccounts is subject to modification if we determine, in our sole discretion, that the exercise of that right by one or more contract owners is, or would be, to the disadvantage of other contract owners. Any modification could be applied to transfers to or from some or all of the subaccounts. These modifications could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one contract owner or limiting the dollar amount that may be transferred between the subaccounts and the fixed account by a contract owner at any one time. We may apply these modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

Transfer policies

o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts.

Two ways to request a transfer or a withdrawal

1     By letter

Send your name, contract number, Social Security number or taxpayer identification number and signed request for a transfer or withdrawal to:

Regular mail:
American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534

Express mail:
American Enterprise Life Insurance Company
Attention:  Unit 829
733 Marquette Avenue
Minneapolis, MN  55402

Minimum amount
Transfers or withdrawals:  $500 or entire variable subaccount or fixed account balance

Maximum amount
Transfers or withdrawals:       Contract value

2        By automated transfers and automated partial withdrawals

Your agent can help you set up automated transfers among your subaccount(s) or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to American Enterprise Life. You must allow 30 days for American Enterprise Life to change any instructions that are currently in place.

o Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccount(s) from which you are transferring within 12 months.

o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals:         $100 monthly/$250 quarterly,
                                            semiannually or annually


Maximum amount
Automated transfers or withdrawals:         Contract value (except for
                                            automated transfers from the
                                            fixed account)


Withdrawals from your contract

As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending a written request to American Enterprise Life. For total withdrawals we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). No withdrawals may be made after annuity payouts begin.

Withdrawal policies
If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal

By regular or express mail:

o  Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

         -the withdrawal amount includes a purchase payment check that has not cleared;
         -the NYSE is closed, except for normal holiday and weekend closings;
         -trading on the NYSE is restricted, according to SEC rules;

    -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.

NOTE:  You will be charged a fee if you request express mail delivery.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership on a form approved by us and sent to our Minneapolis administrative offices. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm authenticity. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Enterprise Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

Your annuity includes one of the two death benefits decribed below. Please see your contract, together will all endorsements, for details of the benefit that applies.

If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

 1. the contract value; or
 2. the total purchase payments paid less any "adjusted partial withdrawals"; or
 3. the highest contract value on any prior contract anniversary, plus any purchase payments paid and less any "adjusted partial withdrawals" since that contract anniversary.

The "adjusted partial withdrawal" is calculated for each partial withdrawal as the product of (a) times (b) where:

         (a) is the ratio of the amount of the partial withdrawal to the contract value immediately before the partial withdrawal; and

         (b) is the death benefit immediately before the partial withdrawal.

If either you or the annuitant is age 81 or older on the date of death, we will pay the beneficiary the contract value.


Example:
      The contract is purchased with a payment of $20,000 on January 1, 1999. On January 1, 2000 (the first contract anniversary) the contract value has grown to $24,000.

      On March 1, 2000 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.

The death benefit on March 1, 2000 is calculated as follows:

The highest contract value on any prior contract anniversary:        $24,000.00

plus any purchase payments paid since that anniversary:        +           0.00

less any "adjusted partial withdrawal" taken since that anniversary,
calculated as:             1,500   x   24,000   =                     -1,636.36
                                22,000

for a death benefit of:                                              $22,363.64

OR

If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant were 75 or younger on the date the annuity was issued and all withdrawals you have made from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

 1.   the contract value; or
 2.   the total purchase payments paid less any amounts withdrawn; or
 3. on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by adding any purchase payments made since that most recent fifth contract anniversary and by subtracting any amounts withdrawn since that most recent fifth contract anniversary.

For annuities where both you and the annuitant were 75 or younger on the date the annuity was issued and you have made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date the annuity was issued we will pay the beneficiary the contract value.

Example:
      The owner purchases an annuity contract for $20,000 on January 1, 1998. On January 1, 2003 the contract value has grown to $33,000.
      On June 1, 2003 the owner takes a $1,500 partial withdrawal, leaving a contract value of $31,500. On July 15, 2003, the owner makes an additional payment of $1,000.
      On March 1, 2004, the contract value has fallen to $31,000.

The death benefit on March 1, 2004 is calculated as follows:

The closest fifth anniversary contract value:                        $33,000.00

plus any purchase payments paid since that anniversary:              + 1,000.00

less any partial withdrawals taken since that anniversary:          -  1,500.00

for a death benefit of:                                              $32,500.00

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the spouse reaches age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No withdrawal charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o the annuity payout plan you select; o the annuitant's age and, in most cases, sex; o the annuity table in the contract; and o the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified  period  (available  as a fixed payout only):
Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary; o for a period not exceeding the life expectancy of the annuitant; or o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts

If you or the annuitant die after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals made prior to age 59 1/2. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.


Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary: o because of your death; o because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on your annual tax return.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security number or taxpayer identification number, you may elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) withholding is computed using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security number or taxpayer identification number, you may elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification

Each contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contracts are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contracts to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable subaccount(s), you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each subaccount for your contract;
o divided by the net asset value of one share of the applicable underlying fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Enterprise Life's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for fund shares held in the subaccount(s) when American Enterprise Life believes it would be in the best interest of persons having voting rights under the contract. American Enterprise Life also reserves the right to change the funds in which the subaccounts invest and to create new subaccounts that invest in additional funds.

In the event of any such substitution or change, American Enterprise Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate.

However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Enterprise Life will notify owners of any substitution or change.

Distribution of the contracts


The contracts will be distributed by banks and financial institutions either directly or through a network of third-party marketers. American Express Financial Advisors Inc., the principal underwriter for the variable account, will pay commissions for the distribution of the contracts to the broker-dealers of the banks or financial institutions or the broker-dealers of the third-party marketers who have entered into distribution agreements with American Express Financial Advisors. These commissions will not be more than 7.5% of purchase payments received on the contracts.

From time to time, American Enterprise Life will pay or permit other promotional incentives, in cash or credit or other compensation.


About American Enterprise Life

The annuities are issued by American Enterprise Life. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is licensed in the state of Indiana and it conducts a conventional life insurance business.

American Express Financial Advisors Inc. is the principal underwriter for the variable account. Its home office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Financial Advisors is a wholly owned subsidiary of AEFC.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Enterprise Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information


Performance information...................................................
Calculating annuity payouts...............................................
Rating agencies...........................................................
Principal underwriter.....................................................
Independent auditors......................................................
Saving for retirement.....................................................
Prospectus................................................................
Financial statements -
American Enterprise Variable Annuity Account
American Enterprise Life Insurance Company
-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

____ AEL Personal PortfolioSM/AEL Personal Portfolio Plus


____ AIM Variable Insurance Funds, Inc.

____ GT Global Variable Investment Funds

____ IDS Life Retirement Annuity Mutual Funds

____ Janus Aspen Series Funds

____ OCC Accumulation Trust Portfolios

____ Oppenheimer Variable Account Funds

____ Putnam Variable Trust

Mail your request to:


American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534
800-333-3437

American Enterprise Life will mail your request to:

Your name _____________________________________________________

Address _______________________________________________________

City __________________________ State ____________ Zip ___________

                                 STATEMENT OF ADDITIONAL INFORMATION

                                                 for

                        AEL PERSONAL PORTFOLIOSM/AEL Personal Portfolio Plus

                            AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                          October 30, 1997



American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI), dated October 30, 1997, is not a prospectus. It should be read together with the prospectus dated October 30, 1997, which may be obtained from your agent, or by writing or calling American Enterprise Life Insurance Company at the address or telephone number below.




American Enterprise Life Insurance Company
Administrative Offices:
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

                                          TABLE OF CONTENTS

Performance Information...............................................

Calculating Annuity Payouts...........................................

Rating Agencies.......................................................

Principal Underwriter.................................................

Independent Auditors..................................................

Saving for Retirement.................................................

Prospectus............................................................


Financial Statements -
         American Enterprise Variable Annuity Account
         American Enterprise Life Insurance Company

PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of each fund. "Performance since Inception of the Subaccount" shows performance since the date the subaccount actually began investing in the fund. "Performance since Inception of the Fund" shows performance since the beginning of each fund, even if the subaccount did not invest in the fund on that date. Before the subaccount began investing in the fund, this category shows what the performance would have been if the subaccount had existed during the illustrated period. Once a subaccount began investing in the fund, this category shows actual performance. This category assumes that the annuities were offered prior to January 12, 1995, which they were not.


Calculation of Yield for the Subaccount investing in IDS Life Moneyshare Fund

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

     Compound Yield = [(Base Period Return + 1) 365/7 ] -1

                          Annualized Yield based on Seven-Day Period ended
                                            Dec. 31, 1996

Subaccount investing in:            Simple Yield              Compound Yield
IDS Life Moneyshare Fund                    3.26%                      3.32%

Calculation of Yield for the Subaccount investing in IDS Life Special Income
Fund

For the subaccount investing in the IDS Life Special Income Fund quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                     YIELD = 2[(a-b + 1)6  - 1]
                                             ____________
                                                 cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


                     Annualized yield based on 30-Day Period ended Dec. 31, 1996

Subaccount investing in:            Yield
IDS Life Special Income             7.22%


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either annuity over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                                            P(1+T)n = ERV


where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the one, five, or 10 year (or other) period at the end of the one, five, or 10 year (or other) period (or fractional portion thereof)

                     Average Annual Total Return For Period Ended Dec. 31, 1996

Average Annual Total Return with Withdrawal

                                                 Performance Since                             Performance Since
                                                 Inception of the Subaccount                   Inception of the Fund

                                                                   Since                                                 Since
                                                                   Inception                                             Inception
Subaccount investing in:*                          1 Year         (Subaccount)       1 Year      5 Year      10 Year    (Fund)

AIM V.I.
  Growth and Income Fund (10/97;5/94)                  --%               --%          11.11%         --%         --%      17.59%
  International Equity Fund (10/97;5/93)               --                --           11.21          --          --       11.71
  Value Fund (10/97;5/93)                              --                --            6.27          --          --       15.95

GT GLOBAL
  Variable Latin America Fund (1/95;2/93)           13.59              6.61           13.59          --          --        7.93
  Variable New Pacific Fund (1/95;2/93)             22.02             15.84           22.00          --          --        7.37

IDS LIFE
  Aggressive Growth Fund (1/95;1/92)                 7.42             20.08            7.42          --          --       10.16
  Capital Resource Fund (1/95;10/81)                -0.45             10.63           -0.45        6.28       12.03          --
  Growth Dimensions Fund (10/97;4/96)                  --                --              --          --          --        5.07
  International Equity Fund (1/95;1/92)              1.02             10.18            1.02          --          --        7.46
  Managed Fund (1/95;4/86)                           8.18             14.99            8.18        8.58       10.74          --
  Moneyshare Fund (1/95;10/81)                      -3.13              0.38           -3.13        1.82        3.68          --
  Special Income Fund (1/95;10/81)                  -1.37              9.02           -1.37        7.52        7.13          --

JANUS ASPEN SERIES
  Balanced Portfolio (10/97;9/93)                      --                --            7.38          --          --       10.58
  Worldwide Growth Portfolio (10/97;9/93)              --                --           20.05          --          --       19.65

OCC ACCUMULATION TRUST
  Equity Portfolio (10/97;9/94)                        --                --           14.46       15.58          --       15.21
  Managed Portfolio (1/95;9/94)                     13.88             25.27           13.88       16.88          --       18.39
  Small Cap Portfolio (10/97;9/94)                     --                --            9.88       12.25          --       13.29
  U.S. Government Income Portfolio (1/95;1/95)      -4.99              2.27           -4.99          --          --        2.89

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (10/97;4/85)                             --                --            16.27      14.07       12.10          --
  High Income Fund (10/97;4/86)                        --                --             6.46      12.67       11.87          --

PUTNAM VT
  Diversified Income Fund (1/95;9/93)                0.31              8.80             0.31         --          --        4.63
  Growth and Income Fund (1/95;2/88)                13.04             23.12            13.04      13.84          --       13.17
  High Yield Fund (1/95;2/88)                        4.06             10.53             4.06      11.35          --        9.32
  New Opportunities Fund (1/95;5/94)                 1.56             22.12             1.56         --          --       20.55

* inception date of the subaccounts; funds are shown in parentheses.

Average Annual Total Return without Withdrawal

                                                   Performance Since                        Performance Since
                                                   Inception of the Subaccount              Inception of the Fund

                                                                    Since                                              Since
                                                                    Inception                                          Inception
Subaccount Investing in:*                             1 Year       (Subaccount)     1 Year      5 Year      10 Year   (Fund)

AIM V.I.
  Growth and Income Fund (10/97;5/94)                   --%               --%       18.11%        --%         --%      19.07%
  International Equity Fund (10/97;5/93)                --                --        18.21         --          --       12.54
  Value Fund (10/97;5/94)                               --                --        13.27         --          --       16.71

Average Annual Total Return without Withdrawal

                                                  Performance Since                         Performance Since
                                                  Inception of the Subaccount               Inception of the Fund

                                                                    Since                                              Since
                                                                    Inception                                          Inception
Subaccount Investing in:*                            1 Year        (Subaccount)     1 Year      5 Year      10 Year   (Fund)

GT GLOBAL
  Variable Latin America Fund (1/95;2/93)            20.59%             9.63%       20.59%        --%         --%       8.76%
  Variable New Pacific Fund (1/95;2/93)              29.00             18.65        29.00         --          --        8.22

IDS Life
  Aggressive Growth Fund (1/95;1/92)                 14.42             22.81        14.42         --          --       10.57
  Capital Resource Fund (1/95;10/81)                  6.29             13.56         6.29       6.74       12.03          --
  Growth Dimensions Fund (10/97;4/96)                   --                --           --         --          --       17.54
  International Equity Fund (1/95;1/92)               7.87             13.12         7.87         --          --        7.92
  Managed Fund (1/95;4/86)                           15.18             17.82        15.18       9.01       10.68          --
  Moneyshare Fund (1/95;10/81)                        3.41              3.43         3.41       2.37        3.76          --
  Special Income Fund (1/95;10/81)                    5.30             11.98         5.30       7.96        7.13          --

JANUS ASPEN SERIES
  Balanced Portfolio (10/97;9/93)                       --                --        14.38         --          --       11.55
  Worldwide Growth Portfolio (10/97;9/93)               --                --        27.05         --          --       20.47

OCC ACCUMULATION TRUST
  Equity Portfolio (10/97;9/94)                         --                --        21.46      15.91          --       15.21
  Managed Portfolio (1/95;9/94)                      20.88             27.91        20.88      17.20          --       18.39
  Small Cap Portfolio (10/97;9/94)                      --                --        16.88      12.63          --       13.29
  U.S. Government Income Portfolio (1/95;1/95)        1.41              5.37         1.41         --          --        5.90

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (10/97;4/85)                              --                --        23.27      14.43       12.10          --
  High Income Fund (10/97;4/86)                         --                --        13.46      13.04       11.87          --

PUTNAM VT
  Diversified Income Fund (1/95;9/93)                 7.11             11.77         7.11         --          --        5.66
  Growth and Income Fund (1/95;2/88)                 20.04             25.80        20.04      14.20          --       13.17
  High Yield Fund (1/95;2/88)                        11.06             13.45        11.06      11.73          --        9.32
  New Opportunities Fund (1/95;5/94)                  8.46             24.82         8.46         --          --       21.97


*inception dates of the subaccounts; funds are shown in parentheses.

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                               ERV - P
                                               _______
                                                  P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or 10 year (or other) period at the end of the one, five, or 10 year
                  (or other) period (or fractional portion thereof)

The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner withdraws the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a withdrawal charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.

Performance of the subaccount may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout:  To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date seven days before the retirement date and then deduct any applicable premium tax; then o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts:  To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by o the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o  the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
This value is determined each business day by:

o adding the underlying fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then o dividing that sum by the previous net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table, we apply the value according to the annuity payout plan you select; and o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RATING AGENCIES

The following chart reflects the ratings given to American Enterprise Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuities. This information relates only to the fixed account and reflects American Enterprise Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

Rating agency                                Rating

A.M. Best                                       A+
                                            (Superior)

Duff & Phelps                                  AAA

Moody's                                        Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express Financial Advisors Inc. which offers the variable contracts on a continuous basis.


INDEPENDENT AUDITORS

The  financial  statements  of  American  Enterprise  Variable  Annuity  Account
including the statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year ended Dec. 31, 1996, and changes in net assets for the year ended Dec. 31, 1996, and the period from Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995 and the balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of Dec. 31, 1996 and 1995, and the related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein.


SAVING FOR RETIREMENT

You may have to save more for retirement because the average person lives 17 years in retirement. Social security and pensions will not cover your expenses in retirement. Sixty cents of every retirement dollar must come from your personal savings.

Sources: Social Security Administration, U.S. Department of Health and Human Services.

PROSPECTUS


The prospectus dated October 30, 1997, is hereby incorporated in this SAI by reference.

American Enterprise Variable Annuity Account
------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                              Dec. 31, 1996

                                                                         Segregated Asset Subaccounts
                                           -----------------------------------------------------------------------------------------
Assets                                          ECR         ESI         EMS          EMG           EIE         EAG          EMD
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
126,400 shares at net assets value
of $23.68 per share (cost $3,252,829) ..   $2,992,860   $     --     $     --     $     --     $     --     $     --     $     --
IDS Life Special Income Fund -
143,132 shares at net asset value
of $11.90 per share (cost $1,684,234) ..         --      1,702,800         --           --           --           --           --
IDS Life Moneyshare Fund, Inc. -
256,743 shares at  net asset value
of $1.00 per share (cost $256,721) .....         --           --        256,723         --           --           --           --
IDS Life Managed Fund, Inc. -
125,309 shares at net asset value
of $16.77 per share (cost $1,993,797) ..         --           --           --      2,101,885         --           --           --
IDS Life International Equity -
61,807 shares at net asset value
of $13.77 per share (cost $821,651) ....         --           --           --           --        851,236         --           --
IDS Life Aggressive Growth -
124,152 shares at net asset value
of $15.66 per share (cost $1,944,162) ..         --           --           --           --           --      1,944,270         --
Quest for Value Accumulation Trust
Managed Portfolio -
107,698 shares at net asset value
of $36.21 per share (cost $3,425,566) ..         --           --           --           --           --           --      3,899,806
Quest for Value Accumulation Trust US Government Income Portfolio - 133,325
shares at net asset value
of $10.38 per share (cost $1,390,622) ..         --           --           --           --           --           --           --
G.T. Global: Variable New Pacific -
40,532 shares at net asset value
of $18.02 per share (cost $623,536) ....         --           --           --           --           --           --           --
G.T. Global: Variable Latin America -
53,329 shares at net asset value
of $14.80 per share (cost $701,044) ....         --           --           --           --           --           --           --
Putnam VT New Opportunities Fund-
261,611 shares at net asset value
of $17.22 per share (cost $4,340,197) ..         --           --           --           --           --           --           --
Putnam VT Growth and Income Fund -
228,348 shares at net asset value
of $24.56 per share (cost $4,944,570) ..         --           --           --           --           --           --           --
Putnam VT High Yield Fund -
124,215 shares at net asset value
of $12.96 per share (cost $1,520,574) ..         --           --           --           --           --           --           --
Putnam VT Diversified Income Fund -
199,566 shares at net asset value
of $11.27 per share (cost $2,151,028) ..         --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                                            2,992,860    1,702,800      256,723    2,101,885      851,236    1,944,270    3,899,806
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable ...................         --         10,373        1,085         --           --           --           --
Accounts receivable from American
Enterprise Lifefor contract purchase
payments ...............................         --          2,728         --          2,756         --            257         --
Receivable from mutual funds for
share redemptions ......................        5,217         --           --           --          1,182         --          1,144
------------------------------------------------------------------------------------------------------------------------------------
Total assets ...........................    2,998,077    1,715,901      257,808    2,104,641      852,418    1,944,527    3,900,950
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
  Mortality and expense risk fee .......        3,236        1,809          277        2,227          921        2,102        4,199
  Contract terminations ................        5,217         --           --           --          1,182         --          1,144
  Issue and administrative fee .........          648          362           55          446          184          420          840
Payable to mutual funds for investments
   purchased ...........................         --         10,930          753        2,756           10          273         --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities ......................        9,101       13,101        1,085        5,429        2,297        2,795        6,183
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period .................   $2,988,976   $1,702,800   $  256,723   $2,099,212   $  850,121   $1,941,732   $3,894,767
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding .........    2,350,045    1,377,190      240,823    1,545,535      675,237    1,323,955    2,462,112
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit ..   $     1.27   $     1.24   $     1.07   $     1.36   $     1.26   $     1.47   $     1.58
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account
---------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                            Dec. 31, 1996

                                                    Segregated Asset Subaccounts
                                         ----------------------------------------------------
Assets                                        EUS          EPA          ELA          ENO
---------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
126,400 shares at net assets value
of $23.68 per share (cost $3,252,829) ..   $     --     $     --     $     --     $     --
IDS Life Special Income Fund -
143,132 shares at net asset value
of $11.90 per share (cost $1,684,234) ..         --           --           --           --
IDS Life Moneyshare Fund, Inc. -
256,743 shares at  net asset value
of $1.00 per share (cost $256,721) .....         --           --           --           --
IDS Life Managed Fund, Inc. -
125,309 shares at net asset value
of $16.77 per share (cost $1,993,797) ..         --           --           --           --
IDS Life International Equity -
61,807 shares at net asset value
of  $13.77 per share (cost $821,651) ...         --           --           --           --
IDS Life Aggressive Growth -
124,152 shares at net asset value
of $15.66 per share (cost $1,944,162) ..         --           --           --           --
Quest for Value Accumulation Trust
Managed Portfolio -
107,698 shares at net asset value
of $36.21 per share (cost $3,425,566) ..         --           --           --           --
Quest for Value Accumulation Trust US Government Income Portfolio - 133,325
shares at net asset value
of $10.38 per share (cost $1,390,622) ..    1,383,923         --           --           --
G.T. Global: Variable New Pacific -
40,532 shares at net asset value
of $18.02 per share (cost $623,536) ....         --        730,367         --           --
G.T. Global: Variable Latin America -
53,329 shares at net asset value
of $14.80 per share (cost $701,044) ....         --           --        789,152         --
Putnam VT New Opportunities Fund-
261,611 shares at net asset value
of $17.22 per share (cost $4,340,197) ..         --           --           --      4,504,945
Putnam VT Growth and Income Fund -
228,348 shares at net asset value
of $24.56 per share (cost $4,944,570) ..         --           --           --           --
Putnam VT High Yield Fund -
124,215 shares at net asset value
of $12.96 per share (cost $1,520,574) ..         --           --           --           --
Putnam VT Diversified Income Fund -
199,566 shares at net asset value
of $11.27 per share (cost $2,151,028) ..         --           --           --           --
---------------------------------------------------------------------------------------------
                                            1,383,923      730,367      789,152    4,504,945
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Dividends receivable ...................           26         --           --           --
Accounts receivable from American
Enterprise Life for contract purchase
payments ...............................        6,029         --           --         92,319
Receivable from mutual funds for
share redemptions ......................         --            269          259         --
---------------------------------------------------------------------------------------------
Total assets ...........................    1,389,978      730,636      789,411    4,597,264
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
  Mortality and expense risk fee .......        1,472          791          853        4,748
  Contract terminations ................         --            269          259         --
  Issue and administrative fee .........          295          158          171          949
Payable to mutual funds for investments
   purchased ...........................        6,029         --           --         92,319
---------------------------------------------------------------------------------------------
Total liabilities ......................        7,796        1,218        1,283       98,016
---------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period .................   $1,382,182   $  729,418   $  788,128   $4,499,248
---------------------------------------------------------------------------------------------
Accumulation units outstanding .........    1,252,181      530,176      663,497    2,979,587
---------------------------------------------------------------------------------------------
Net asset value per accumulation unit ..   $     1.10   $     1.38   $     1.19   $     1.51
---------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account
---------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                        Dec. 31, 1996

                                                   ---------------------------------------       Combined
                                                                                                 Variable
Assets                                                   EGI         EHY            EDI           Account
---------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
126,400 shares at net assets value
of $23.68 per share (cost $3,252,829) ...........   $      --   $        --    $       --     $ 2,992,860
IDS Life Special Income Fund -
143,132 shares at net asset value
of $11.90 per share (cost $1,684,234) ...........          --            --            --       1,702,800
IDS Life Moneyshare Fund, Inc. -
256,743 shares at  net asset value
of $1.00 per share (cost $256,721) ..............          --            --            --         256,723
IDS Life Managed Fund, Inc. -
125,309 shares at net asset value
of $16.77 per share (cost $1,993,797) ...........          --            --            --       2,101,885
IDS Life International Equity -
61,807 shares at net asset value
of  $13.77 per share (cost $821,651) ............          --            --            --         851,236
IDS Life Aggressive Growth -
124,152 shares at net asset value
of $15.66 per share (cost $1,944,162) ...........          --            --            --       1,944,270
Quest for Value Accumulation Trust
Managed Portfolio -
107,698 shares at net asset value
of $36.21 per share (cost $3,425,566) ...........          --            --            --       3,899,806
Quest for Value Accumulation Trust US Government Income Portfolio - 133,325
shares at net asset value
of $10.38 per share (cost $1,390,622) ...........          --            --            --       1,383,923
G.T. Global: Variable New Pacific -
40,532 shares at net asset value
of $18.02 per share (cost $623,536) .............          --            --            --         730,367
G.T. Global: Variable Latin America -
53,329 shares at net asset value
of $14.80 per share (cost $701,044) .............          --            --            --         789,152
Putnam VT New Opportunities Fund-
261,611 shares at net asset value
of $17.22 per share (cost $4,340,197) ...........          --            --            --       4,504,945
Putnam VT Growth and Income Fund -
228,348 shares at net asset value
of $24.56 per share (cost $4,944,570) ...........     5,608,219          --            --       5,608,219
Putnam VT High Yield Fund -
124,215 shares at net asset value
of $12.96 per share (cost $1,520,574) ...........          --       1,609,824          --       1,609,824
Putnam VT Diversified Income Fund -
199,566 shares at net asset value
of $11.27 per share (cost $2,151,028) ...........          --            --       2,249,106     2,249,106
---------------------------------------------------------------------------------------------------------
                                                          5,608,219   1,609,824   2,249,106    30,625,116
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Dividends receivable ............................          --            --            --          11,484
Accounts receivable from American Enterprise Life
for contract purchase payments ..................         4,488         2,510         4,148       115,235
Receivable from mutual funds for
share redemptions ...............................          --            --            --           8,071
---------------------------------------------------------------------------------------------------------
Total assets ....................................     5,612,707     1,612,334     2,253,254    30,759,906
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
  Mortality and expense risk fee ................         6,057         1,698         2,427        32,817
  Contract terminations .........................          --            --            --           8,071
  Issue and administrative fee ..................         1,211           340           485         6,564
Payable to mutual funds for investments
   purchased ....................................         4,488         2,510         4,148       124,216
---------------------------------------------------------------------------------------------------------
Total liabilities ...............................        11,756         4,548         7,060       171,668
---------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period ..........................   $ 5,600,951   $ 1,607,786   $ 2,246,194   $30,588,238
---------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..................     3,655,312     1,270,037     1,824,245
-------------------------------------------------------------------------------------------
Net asset value per accumulation unit ...........     $    1.53     $    1.27   $      1.23
-------------------------------------------------------------------------------------------
See accompanying notes to financial statements ..

American Enterprise Variable Annuity Account
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                   Year ended Dec. 31, 1996
                                                                     Segregated Asset Subaccounts
                                    -----------------------------------------------------------------------------------------------
                                        ECR         ESI         EMS          EMG         EIE         EAG        EMD          EUS

-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividend income from mutual funds   $ 447,677    $ 92,432    $  6,603    $ 161,548   $  24,251   $ 195,247    $ 16,891    $  49,450
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee ..      26,117      14,742       1,685       17,962       7,183      16,404      27,367       11,829
Administrative charge ...........       5,224       2,948         337        3,592       1,437       3,281       5,473        2,366
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ..................      31,341      17,690       2,022       21,554       8,620      19,685      32,840       14,195
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ..     416,336      74,742       4,581      139,994      15,631     175,562     (15,949)      35,255
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investment in mutual funds:
Proceeds from sales .............     117,410     152,258     153,012      120,540      34,697      95,714      74,115       67,340
Cost of investments sold ........     119,504     153,718     153,013      113,153      33,635      90,385      67,333       67,546
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments .....................      (2,094)     (1,460)         (1)       7,387       1,062       5,329       6,782         (206)
Net change in unrealized
appreciation or
depreciation of investments .....    (287,096)      5,443           2       83,860      19,999     (25,579)    442,091      (10,368)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ..    (289,190)      3,983           1       91,247      21,061     (20,250)    448,873      (10,574)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase from operations ....   $ 127,146    $ 78,725    $  4,582    $ 231,241   $  36,692   $ 155,312    $432,924    $  24,681
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account
------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                  Year ended Dec. 31, 1996

                                                                  Segregated Asset Subaccounts
                                    ------------------------------------------------------------------------------    Combined
                                         EPA          ELA          ENO           EGI          EHY         EDI         Variable
                                                                                                                       Account
------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividend income from mutual funds   $    6,056    $   16,201   $     --      $  157,276   $   58,665   $   78,310   $1,310,607
------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee ..        6,126         7,097       37,601        45,020       13,724       19,862      252,719
Administrative charge ...........        1,225         1,419        7,520         9,004        2,745        3,972       50,543
------------------------------------------------------------------------------------------------------------------------------
Total expenses ..................        7,351         8,516       45,121        54,024       16,469       23,834      303,262
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ..       (1,295)        7,685      (45,121)      103,252       42,196       54,476    1,007,345
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investment in mutual funds:
Proceeds from sales .............       38,478        36,076       94,415       124,207      187,174      200,600    1,496,036
Cost of investments sold ........       34,086        32,467       87,298       116,565      183,615      198,770    1,451,088
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments .....................        4,392         3,609        7,117         7,642        3,559        1,830       44,948
Net change in unrealized
appreciation or
depreciation of investments .....      101,035        79,322       94,114       575,348       73,912       73,352    1,225,435
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ..      105,427        82,931      101,231       582,990       77,471       75,182    1,270,383
------------------------------------------------------------------------------------------------------------------------------
Net increase from operations ....   $  104,132    $   90,616   $   56,110    $  686,242   $  119,667   $  129,658   $2,277,728
------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                     Year ended Dec. 31, 1996

                                                                        Segregated Asset Subaccounts
                                          --------------------------------------------------------------------------------------
Operations                                     ECR            ESI           EMS            EMG            EIE            EAG
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ........   $   416,336    $    74,742    $     4,581    $   139,994    $    15,631    $   175,562
Net realized gain (loss) on
investments ...........................        (2,094)        (1,460)            (1)         7,387          1,062          5,329
Net change in unrealized
appreciation or
depreciation of investments ...........      (287,096)         5,443              2         83,860         19,999        (25,579)
--------------------------------------------------------------------------------------------------------------------------------
Net increase from operations...........       127,146         78,725          4,582        231,241         36,692        155,312
--------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase
payments ..............................     1,819,729      1,330,728        277,016      1,299,140        578,213      1,188,007
Net transfers* ........................       160,697       (128,604)      (160,372)       (54,922)           699         44,944
Contract terminations:
Surrender benefits and contract charges       (96,464)       (45,696)           (67)       (52,330)       (21,597)       (52,750)
Death benefits ........................          --          (17,536)          --          (18,177)          --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions ...     1,883,962      1,138,892        116,577      1,173,711        557,315      1,180,201
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year .......       977,868        485,183        135,564        694,260        256,114        606,219
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year .............   $ 2,988,976    $ 1,702,800    $   256,723    $ 2,099,212    $   850,121    $ 1,941,732
--------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year        817,655        413,748        131,600        588,760        219,594        473,162
Contract purchase payments ............     1,485,938      1,131,063        263,096      1,062,502        476,859        858,107
Net transfers* ........................       129,540       (109,946)      (153,809)       (44,426)            56         32,975
Contract terminations:
Surrender benefits and contract charges       (83,088)       (42,442)           (64)       (46,345)       (21,272)       (40,289)
Death benefits ........................          --          (15,233)          --          (14,956)          --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year ......     2,350,045      1,377,190        240,823      1,545,535        675,237      1,323,955
--------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to
  American Enterprise Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                         Year ended Dec. 31, 1996

                          Segregated Asset Subaccounts
                                         ---------------------------------------------------------------------------------------
Operations                                     EMD            EUS            EPA           ELA            ENO             EGI
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ........   $   (15,949)   $    35,255    $    (1,295)   $     7,685    $   (45,121)   $   103,252
Net realized gain (loss)
on investments ........................         6,782           (206)         4,392          3,609          7,117          7,642
Net change in unrealized appreciation
or depreciation of investments ........       442,091        (10,368)       101,035         79,322         94,114        575,348
--------------------------------------------------------------------------------------------------------------------------------
Net increase from operations...........       432,924         24,681        104,132         90,616         56,110        686,242
--------------------------------------------------------------------------------------------------------------------------------

Contract Transactions
--------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments .....................     2,973,800        981,238        467,758        437,491      3,175,961      3,170,351
Net transfers* ........................       (25,217)       (41,299)       (27,205)       (19,722)       411,509        427,988
Contract terminations:
Surrender benefits and contract charges       (56,812)       (31,888)       (20,943)       (18,679)      (102,255)      (140,638)
Death benefits ........................          --             --             --             --             --           (9,662)
--------------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions ...     2,891,771        908,051        419,610        399,090      3,485,215      3,448,039
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year .......       570,072        449,450        205,676        298,422        957,923      1,466,670
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year .............   $ 3,894,767    $ 1,382,182    $   729,418    $   788,128    $ 4,499,248    $ 5,600,951
--------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year.       435,846        413,258        192,917        303,151        690,849      1,151,991
Contract purchase payments ............     2,078,911        909,198        377,258        396,610      2,086,487      2,299,290
Net transfers* ........................       (17,730)       (38,115)       (21,947)       (17,905)       275,115        310,542
Contract terminations:
Surrender benefits and contract charges       (34,915)       (32,160)       (18,052)       (18,359)       (72,864)       (99,565)
Death benefits ........................          --             --             --             --             --           (6,946)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year ......     2,462,112      1,252,181        530,176        663,497      2,979,587      3,655,312
--------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to
   American Enterprise Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued               Year ended Dec. 31, 1996

                                      -----------------------------------     Combined
Operations                                     EHY            EDI             Variable
                                                                               Account
--------------------------------------------------------------------------------------
Investment income (loss) - net ........   $     42,196    $     54,476    $  1,007,345
Net realized gain (loss) on
investments ...........................          3,559           1,830          44,948
Net change in unrealized
appreciation or
depreciation of investments ...........         73,912          73,352       1,225,435
--------------------------------------------------------------------------------------
Net increase from operations...........        119,667         129,658       2,277,728
--------------------------------------------------------------------------------------

Contract Transactions
--------------------------------------------------------------------------------------
Variable annuity contract purchase
payments ..............................      1,223,297       1,660,528      20,583,257
Net transfers* ........................       (249,459)       (184,094)        154,943
Contract terminations:
Surrender benefits and contract charges        (33,017)        (49,780)       (722,916)
Death benefits ........................           --              --           (45,375)
--------------------------------------------------------------------------------------
Increase from contract transactions ...        940,821       1,426,654      19,969,909
--------------------------------------------------------------------------------------
Net assets at beginning of year .......        547,298         689,882       8,340,601
--------------------------------------------------------------------------------------
Net assets at end of year .............   $  1,607,786    $  2,246,194    $ 30,588,238
--------------------------------------------------------------------------------------

Accumulation Unit Activity
----------------------------------------------------------------------
Units outstanding at beginning of year         480,470         600,567
Contract purchase payments ............      1,030,697       1,425,924
Net transfers* ........................       (210,240)       (156,974)
Contract terminations:
Surrender benefits and contract charges        (30,890)        (45,272)
Death benefits ........................           --              --
----------------------------------------------------------------------
Units outstanding at end of year ......      1,270,037       1,824,245
----------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to
    American Enterprise Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account
------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                               For the period Feb. 21, 1995 (commencement
                                                                             of operations) to Dec. 31, 1995

                                                       Segregated Asset Subaccounts                        .
Operations                    ECR          ESI         EMS         EMG         EIE         EAG         EMD
------------------------------------------------------------------------------------------------------------
Investment income
(loss) - net                $ 23,141    $  6,298    $  2,095    $  2,580   $  1,526    $   (906)    $ (2,005)
Net realized gain
(loss) on investments          1,094         403           -         868        322       1,049        1,569
Net change in unrealized
appreciation or
depreciation of
investments                   27,127      13,123           -      24,228      9,586      25,687       32,149
------------------------------------------------------------------------------------------------------------
Net increase from operations  51,362      19,824       2,095      27,676     11,434      25,830       31,713
-----------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments            906,083     465,579     192,695     668,364    248,520     557,366      549,262
Net transfers*                26,610         445     (59,226)        816        665      27,715        3,794
Contract terminations:
Surrender benefits (Note 6)   (6,187)       (665)          -      (2,596)    (4,505)     (4,692)     (14,697)
------------------------------------------------------------------------------------------------------------
Increase from
contract transactions        926,506     465,359     133,469     666,584    244,680     580,389      538,359
------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                          -           -           -           -          -           -            -
------------------------------------------------------------------------------------------------------------
Net assets at end
of period                   $977,868    $485,183    $135,564    $694,260   $256,114    $606,219     $570,072
------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of period                -           -           -           -          -           -            -
Contract purchase payments   800,247     413,918     189,518     590,321    223,000     454,945      444,358
Net transfers*                22,925         434     (57,918)        767        597      22,093        3,027
Contract terminations:
Surrender benefits            (5,517)       (604)          -      (2,328)    (4,003)     (3,876)     (11,539)
------------------------------------------------------------------------------------------------------------
Units outstanding at
end of period                817,655     413,748     131,600     588,760    219,594     473,162      435,846
------------------------------------------------------------------------------------------------------------
* Includes transfer activity from (to) other Accounts and transfers from (to)
American Enterprise Life for conversion from (to) the fixed account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account
---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)                            For the period Feb. 21, 1995 (commencement
                                                                                      of operations) to Dec. 31, 1995
                         ______________________Segregated Asset Subaccounts_____________________________     Variable
Operations                  EUS        EPA        ELA         ENO         EGI          EHY        EDI         Account
---------------------------------------------------------------------------------------------------------------------
Investment income
(loss) - net            $  6,938   $   (704)   $  2,481   $ (2,738)   $   (2,627)   $    799   $   (685)   $   36,193
Net realized gain
(loss) on investments        154        158         (85)     1,494         1,557         423        272         9,278
Net change in unrealized
appreciation  or
depreciation of
investments                3,669      5,796       8,786     70,635        88,301      15,338     24,726       349,151
---------------------------------------------------------------------------------------------------------------------
Net increase
from operations           10,761      5,250      11,182     69,391        87,231      16,560     24,313       394,622
---------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments        439,825    201,104     288,402    887,679     1,410,722     555,962    667,230     8,038,793
Net transfers*               347        657         202     20,208         9,040     (24,548)       447         7,172
Contract terminations:
Surrender benefits
(Note 6)                  (1,483)    (1,335)     (1,364)   (19,355)      (40,323)       (676)    (2,108)      (99,986)
---------------------------------------------------------------------------------------------------------------------
Increase from
contract transactions    438,689    200,426     287,240    888,532     1,379,439     530,738    665,569     7,945,979
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                      -          -           -          -             -           -          -             -
--------------------------------------------------------------------------------------------------------------------
Net assets at end
of period               $449,450   $205,676    $298,422   $957,923    $1,466,670    $547,298   $689,882    $8,340,601
---------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of period            -          -           -          -             -           -          -
Contract purchase
payments                 414,325    193,497     304,194    690,494     1,177,088     502,860    602,054
Net transfers*               340        627         212     15,447         7,402     (21,772)       430
Contract terminations:
Surrender benefits        (1,407)    (1,207)     (1,255)   (15,092)      (32,499)       (618)    (1,917)
-------------------------------------------------------------------------------------------------------
Units outstanding at
end of period            413,258    192,917     303,151    690,849     1,151,991     480,470    600,567
-------------------------------------------------------------------------------------------------------
* Includes transfer activity from (to) other Accounts and transfers from (to)
American Enterprise Life for conversion from (to) the fixed account.
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

Notes to Financial Statements
-------------------------------------------------------------------
1. Organization

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and with the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the "1940 Act"). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of fourteen subaccounts. Each subaccount invests exclusively in shares of six funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the IDS Life Funds), or in shares of two portfolios of OCC Accumulation Trust (collectively, the OCC Portfolios), or in shares of two funds of G.T. Global (collectively, the G.T. Global Funds), or in shares of four funds of Putnam Variable Trust (collectively, Putnam Funds) formerly known as Putnam Capital Manager Trust. The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other subaccount, account or by American Enterprise Life. Purchase payments are allocated to any or all fourteen subaccounts or in the fixed account. The purchase payments allocated to the subaccounts are then invested in shares of the specific Portfolio or Fund selected.

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has three series of stock representing three separate, diversified funds - Capital Resource, International Equity and Aggressive Growth. IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the 1940 Act as diversified, open-end management investment companies. Purchase payments allocated to Aggressive Growth (EAG) subaccount invest in shares of IDS Life Aggressive Growth Fund; the International Equity (EIE) subaccount invests in shares of IDS Life International Equity Fund; the Capital Resource (ECR) subaccount invests in shares of IDS Life Capital Resource Fund; the Managed (EMG) subaccount invests in shares of IDS Life Managed Fund; the Special Income (ESI) subaccount invests in shares of IDS Life Special Income Fund; and the Moneyshare (EMS) subaccount invests in shares of IDS Life Moneyshare Fund.

OCC Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the 1940 Act as a diversified, open-end management investment company. The Managed Portfolio commenced operations on Sept. 16, 1994. The U.S. Government Income Portfolio commenced operations on Jan. 3, 1995. Purchase payments allocated to the Managed Portfolio (EMD) subaccount invest in shares of the Quest for Value Managed Portfolio and the U.S. Government Income
(EUS) subaccount invests in shares of the Quest for Value U.S. Government Income Portfolio.

Putnam Variable Trust was organized on Sept. 24, 1987 as a Massachusetts business trust and is registered under the 1940 Act as a diversified, open-end management investment company. The Putnam VT New Opportunities Fund, formerly PCM New Opportunities Fund, commenced operations on May 2, 1994. The Putnam VT Growth and Income Fund, formerly PCM Growth and Income Fund, and the Putnam VT High Yield Fund, formerly PCM High Yield Fund, commenced operations on Feb. 1, 1988. The Putnam VT Diversified Income Fund, formerly PCM Diversified Income Fund, commenced operations on Sept. 15, 1993. Purchase payments allocated to the Putnam VT New Opportunities (ENO) subaccount invest in shares of the Putnam VT New Opportunities Fund, the Putnam VT Growth and Income (EGI) subaccount invests in shares of the Putnam VT Growth and


Income Fund, the Putnam VT High Yield (EHY) subaccount invests in shares of the Putnam VT High Yield Fund and the Putnam VT Diversified Income (EDI) subaccount invests in shares of the Putnam VT Diversified Income Fund.

GT Global Variable Investment Series and GT Global Variable Investment Trust were organized as Massachusetts business trusts on May 26, 1992 and Sept. 17, 1992, respectively. They are registered under the 1940 Act as open-end management investment companies. GT Global Variable Latin America Fund commenced operations on Feb. 10, 1993, is registered as a non-diversified management investment company and is part of the GT Global Variable Investment Trust. GT Global Variable New Pacific Fund commenced operations on Feb. 10, 1993, is registered as a diversified management investment company and is part of the GT Global Variable Investment Series. Purchase payments allocated to the GT Global Variable Latin America (ELA) subaccount invest in shares of the GT Global Variable Latin America fund and the GT Global Variable New Pacific (EPA) subaccount invests in shares of the GT Global Variable New Pacific Fund.

American Enterprise Life issues the contracts which are distributed by banks and financial institutions either directly or through a network of third-party marketers. IDS Life Insurance Company, parent company of American Enterprise Life, serves as investment manager and distributor for the IDS Life Funds. American Express Financial Corporation serves as investment advisor to the IDS Life Funds.

OCC Distributors serves as exclusive distributor for the OCC Portfolios. OpCap Advisors serves as investment manager for the Portfolios. State Street Bank and Trust Company serves as custodian for the Quest for Value Accumulation Trust.

Chancellor LGT Asset Management serves as the distributor and the investment manager for the G.T. Global Funds. State Street Bank and Trust Company serves as custodian for the G.T. Global Funds.

Putnam Mutual Funds serves as distributor and prinicpal underwriter for the Putnam Funds. Putnam Investment Management, Inc. serves as the Putnam Funds investment manager. Putnam Fiduciary Trust Company serves as the Putnam Funds custodian.

 -------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds
Investments in shares of the IDS Life Funds, the OCC Portfolios, the G.T. Global Funds, or the Putnam Funds (collectively, the Funds) are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios or the Funds are reinvested, net of any expenses payable to American Enterprise Life, in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

-------------------------------------------------------------------
3.  Mortality and Expense Risk Fee

American Enterprise Life makes guarantees to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is applied daily to the subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the Funds in which they invest. It is equal, on an annual basis, to 1.25 percent of the subaccounts average daily net assets. This fee does not apply to the fixed account.

-------------------------------------------------------------------
4. Administrative Charge

American Enterprise Life deducts a daily charge equal, on an annual basis, to
0.25 percent of the average daily net assets of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

-------------------------------------------------------------------
5.  Contract Administrative Charge

American Enterprise Life deducts an administrative charge of $30 per year on each contract anniversary. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge will be waived when the contract value is $50,000 or more on the current contract anniversary.

The $30 annual charge will be deducted at the time of any full surrender. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge.

-------------------------------------------------------------------
6. SurrenderCharge

American Enterprise Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge will be deducted for surrenders during the first seven payment years following a purchase payment. Charges by American Enterprise Life for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $34,957 in 1996 and $nil in 1995. Such charges are not an expense of the subaccounts or Account. They are deducted from contract surrender benefits paid by American Enterprise Life.

-------------------------------------------------------------------
7.  Investment Transactions

The subaccounts' purchases of Fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                                         Year ended Dec. 31,
  Subaccount     Investment                                             1996            1995 *
  --------------------------------------------------------------------------------------------
  ECR          IDS Life Capital Resource Fund                       $2,420,544      $  978,959
  ESI          IDS Life Special Income Fund                          1,365,892         491,218
  EMS          IDS Life Moneyshare Fund                                274,170         199,964
  EMG          IDS Life Managed Fund                                 1,436,211         691,443
  EIE          IDS Life International Equity Fund                      608,493         257,070
  EAG          IDS Life Aggressive Growth Fund                       1,453,339         606,633
  EMD          OCC Accumulation Trust Managed Portfolio              2,954,380         557,379
  EUS          OCC Accumulation Trust U.S. Government Portfolio      1,012,684         472,031
  EPA          GT Global Variable New Pacific Fund                     457,523         207,291
  ELA          GT Global Variable Latin America Fund                   443,537         301,238
  ENO          Putnam VT New Opportunities Fund                      3,539,234         912,517
  EGI          Putnam VT Growth and Income Fund                      3,681,192       1,410,167
  EHY          Putnam VT High Yield Fund                             1,171,624         558,172
  EDI          Putnam VT Diversified Income Fund                     1,683,881         683,408
  --------------------------------------------------------------------------------------------
                                                                   $22,502,704      $8,327,490
  --------------------------------------------------------------------------------------------
 *For the period Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995.

American Enterprise Variable Annuity Account


Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ECR, ESI, EMS, EMG, EIE, EAG, EMD, EUS, EPA, ELA, ENO, EGI, EHY and EDI) as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 1996 and for the period from February 21, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account at December 31, 1996 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 21, 1997

American Enterprise Life Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing investors as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                                         Dec. 31,      Dec. 31,
 ASSETS                                                    1996          1995
 ------                                                  ---------     ------
                                                              (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $1,267,947; 1995, $1,357,977)                     $1,256,143    $1,308,251
Available for sale, at fair value (Amortized cost:
1996, $2,223,457; 1995, $1,546,025)                      2,242,447     1,596,985
                                                        ----------     ---------
                                                         3,498,590     2,905,236

Mortgage loans on real estate                              582,982       393,020
Other investments                                            3,056         4,055
                                                          --------       -------
                                                         4,084,628     3,302,311

Cash and cash equivalents                                   40,829        42,896
Accrued investment income                                   51,571        41,879
Deferred policy acquisition costs                          203,225       170,574
Other assets                                                14,824         4,817
Separate account assets                                     30,760         8,483
                                                           -------    ----------

Total assets                                            $4,425,837    $3,570,960
                                                          ========      ========
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits for fixed annuities              $3,881,339    $3,155,651
Policy claims and other policyholders' funds                27,427        11,641
Amounts due to brokers                                      88,731           163
Securities sold under repurchase agreements                     --        67,000
Deferred income taxes                                       18,072        24,177
Other liabilities                                           15,650         7,029
Separate account liabilities                                30,760         8,483
                                                           -------       -------
Total liabilities                                        4,061,979     3,274,144

Stockholder's equity:
Capital stock, $100 par value per share;
100,000 shares authorized,
20,000 shares issued and outstanding                         2,000         2,000
Additional paid-in capital                                 242,872       177,872
Net unrealized gain on investments                          12,343        33,124
Retained earnings                                          106,643        83,820
                                                          --------       -------
Total stockholder's equity                                 363,858       296,816
                                                          --------      --------

Total liabilities and stockholder's equity              $4,425,837    $3,570,960
                                                          ========      ========
Commitments and contingencies (Note 7)

See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                       Years ended Dec. 31,
                                                    1996       1995      1994
                                                            (thousands)

Revenues:
Net investment income                            $271,719   $223,706   $162,201
Contractholder charges                              5,753      4,214      2,753
Net realized loss on investments                   (5,258)    (1,154)    (1,190)
                                                 --------    -------   --------

Total revenues                                    272,214    226,766    163,764

Benefits and expenses:
Interest credited on investment contracts         191,672    162,662    112,977
Amortization of deferred policy
acquisition costs                                  30,674     20,459     14,052
Other operating expenses                           14,133     10,205      6,523
                                                 --------    -------    -------

Total expenses                                    236,479    193,326    133,552
                                                  -------    -------    -------


Income before income taxes                         35,735     33,440     30,212

Income taxes                                       12,912     11,692     10,574
                                                  -------    -------    -------


Net income                                       $ 22,823   $ 21,748    $19,638
                                                   ======     ======     ======




See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                       Years ended Dec. 31,
                                                 1996         1995         1994
                                                           (thousands)
Cash flows from operating activities:
Net income                                   $   22,823   $  21,748   $  19,638
Adjustments to reconcile net income to
net cash provided by (used in) operating
activities:
Change in accrued investment income              (9,692)     (7,951)     (8,543)
Change in deferred policy acquisition
costs, net                                      (32,651)    (32,926)    (37,642)
Change in other assets                          (10,007)     (4,126)       (512)
Change in policy claims and other
policyholders' funds                             15,786      (4,065)      1,270
Change in deferred income taxes                   5,084        (119)     (3,925)
Change in other liabilities                       8,621       2,698         872
(Accretion of discount)
amortization of premium, net                     (2,091)     (2,321)      1,812
Net realized loss on investments                  5,258       1,154       1,190
Other, net                                         (129)         --          --
                                              ----------   --------  ----------

Net cash provided by (used in)
operating activities                              3,002     (25,908)    (25,840)
                                                -------     -------     -------

Cash flows from investing activities: Fixed maturities held to maturity:
Purchases                                       (16,967)   (252,583)   (136,330)
Maturities                                       26,190      25,754      84,514
Sales                                            27,944      33,849       1,469
Fixed maturities available for sale:
Purchases                                      (921,914)   (485,250)   (569,459)
Maturities                                      212,212      85,629      64,116
Sales                                            47,542      57,576      54,755
Other investments:
Purchases                                      (212,182)   (183,892)   (192,488)
Sales                                            19,850       5,543         112
Change in amounts due to brokers                 88,568     (48,709)     21,181
                                               --------  -----------  ---------

Net cash used in
investing activities                          $(728,757)  $(762,083)  $(672,130)
                                              ---------   ---------   ---------

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                      STATEMENTS OF CASH FLOWS (continued)

                                                     Years ended Dec. 31,
                                               1996          1995         1994
                                                       (thousands)

Cash flows from financing activities: Activity related to investment contracts:
Considerations received                    $  846,378   $  709,127   $  745,053
Surrenders and other benefits                (312,362)    (196,260)    (113,644)
Interest credited to
account balances                              191,672      162,662      112,977
Change in securities sold under
repurchase agreements                         (67,000)      67,000      (30,000)
Capital contribution from parent               65,000       35,000       35,000
                                              -------      -------       ------

Net cash provided by
financing activities                          723,688      777,529      749,386
                                             --------     --------      -------

Net (decrease) increase in cash
and cash equivalents                           (2,067)     (10,462)      51,416

Cash and cash equivalents
at beginning of year                           42,896       53,358        1,942
                                            ---------      -------        -----

Cash and cash equivalents
at end of year                             $   40,829   $   42,896    $  53,358
                                              =======      =======       ======

See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is domiciled in Indiana and is licensed to transact insurance business in 47 states at Dec. 31, 1996. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

     When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows is summarized as follows:

                                      1996             1995            1994
                                     ------           ------          -----
     Cash paid during the year for:
       Income taxes                  $10,317          $11,389         $14,750
       Interest on borrowings            998              979             669

     Recognition of profits on fixed annuity contracts

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners.

     Liabilities for future policy benefits

     Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with various interest rates ranging from 5.5 percent to 8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation and its subsidiaries that American Express Financial Corporation will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at Dec. 31, 1996 and 1995 are $787 and ($1,813), respectively receivable from/(payable to) IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

     Accounting changes

     The Financial Accounting Standards Board's (FASB) ) Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition.

     Reclassification

     Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                               1996              1995             1994
                              -------          -------          ------
     Fixed maturities        $(2,888)          $(1,114)         $(1,198)
      Mortgage loans          (2,370)               --               --
      Other investments           --               (40)               8
                                 ---               ----       ---------
                             $(5,258)          $(1,154)         $(1,190)
                             =======           =======          =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                     1996             1995            1994
                                  ----------       ----------      -------
     Fixed maturities:
       Held to maturity            $(37,922)        $139,815       $(132,842)
       Available for sale           (31,970)         118,134         (88,775)


     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at Dec. 31, 1996 are as follows:


                                                                   Gross              Gross
                                                  Amortized      Unrealized        Unrealized           Fair
     Held to maturity                                 Cost          Gains             Losses            Value
     ----------------                            ----------       --------          --------        ---------
     U.S. Government agency obligations           $  13,536       $    415       $        --       $    13,951
     State and municipal obligations                  3,003            125                --             3,128
     Corporate bonds and obligations              1,030,649         28,013            11,022         1,047,640
     Mortgage-backed securities                     208,955          1,076             6,803           203,228
                                                -----------       --------          --------       -----------
                                                 $1,256,143        $29,629           $17,825        $1,267,947
                                                 ==========        =======           =======        ==========

     Available for sale
     U.S. Government agency obligations       $       1,666    $        --        $       63     $       1,603
     Corporate bonds and obligations                942,698         20,678             6,486           956,889
     Mortgage-backed securities                   1,279,093         16,047            11,185         1,283,955
                                                 ----------        -------          --------        ----------
      Total fixed maturities                     $2,223,457        $36,725           $17,734        $2,242,447
                                                 ==========        =======           =======        ==========

     The change in net unrealized loss on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $20,781 in 1996.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                                   Gross              Gross
                                                  Amortized      Unrealized        Unrealized           Fair
     Held to maturity                                 Cost          Gains             Losses            Value
     ----------------                            ----------       --------          --------        ---------
     U.S. Government agency obligations           $  16,050       $    570         $      --       $    16,620
     State and municipal obligations                  3,004            110                --             3,114
     Corporate bonds and obligations              1,068,971         53,544             5,427         1,117,088
     Mortgage-backed securities                     220,226          2,460             1,531           221,155
                                                -----------       --------            ------       -----------
                                                 $1,308,251        $56,684            $6,958        $1,357,977
                                                 ==========        =======            ======        ==========

     Available for sale
     U.S. Government agency obligations       $         543      $      14          $     --      $        557
     State and municipal obligations                    999             25                --             1,024
     Corporate bonds and obligations                520,978         26,751               436           547,293
     Mortgage-backed securities                   1,023,505         26,731             2,125         1,048,111
                                                 ----------        -------             -----        ----------
     Total fixed maturities                       1,546,025         53,521             2,561         1,596,985
     Equity securities                                    3             --                --                 3
                                            ---------------          -----         ---------   ---------------
                                                 $1,546,028        $53,521            $2,561        $1,596,988
                                                 ==========        =======            ======        ==========

     The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $76,813 in 1995.

     The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized                  Fair
     Held to maturity                             Cost                   Value

     Due in one year or less               $      3,446            $      3,432
     Due from one to five years                 203,377                 211,070
     Due from five to ten years                 677,378                 689,663
     Due in more than ten years                 162,987                 160,555
     Mortgage-backed securities                 208,955                 203,227
                                            -----------             -----------
                                             $1,256,143              $1,267,947
                                             ==========              ==========

                                              Amortized                  Fair
     Available for sale                           Cost                   Value

     Due in one year or less                $    78,990             $    79,668
     Due from one to five years                 102,420                 105,584
     Due from five to ten years                 618,645                 627,245
     Due in more than ten years                 144,309                 145,995
     Mortgage-backed securities               1,279,093               1,283,955
                                            -----------             -----------

                                             $2,223,457              $2,242,447
                                             ==========              ==========

     During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $27,969, $34,809 and $1,747, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $57,576 and gross realized gains and losses of $nil and $646, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $54,755 and gross realized gains and losses of $112 and $1,059, respectively.

     At Dec. 31, 1996, bonds carried at $2,897 were on deposit with various states as required by law.

     Net investment income for the years ended Dec. 31 is summarized as follows:


                                              1996          1995          1994
                                              -------      --------      -----
     Interest on fixed maturities           $230,559       $198,829     $151,599
     Interest on mortgage loans               41,010         24,969        9,202
     Interest on cash equivalents              1,402            829        1,452
     Other                                     1,194            921          824
                                          ----------            ---       ------
                                             274,165        225,548      163,077
            Less investment expenses           2,446          1,842          876
                                          ----------         ------       ------
                                            $271,719       $223,706     $162,201
                                            ========       ========     ========

     Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $349 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

            Rating                       1996                  1995
     ----------------------           -----------           ----------
     Aaa/AAA                           $1,489,460           $1,246,755
     Aa/AA                                 32,903               39,055
     Aa/A                                  38,577               18,076
     A/A                                  445,201              435,957
     A/BBB                                204,402              148,713
     Baa/BBB                              818,545              671,896
     Baa/BB                                97,783               81,821
     Below investment grade               352,729              212,003
                                      -----------          -----------
                                       $3,479,600           $2,854,276
                                       ==========           ==========

     At Dec. 31, 1996, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At Dec. 31, 1996, approximately 14.3 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                             Dec. 31, 1996                           Dec. 31, 1995
                                          -------------------                      ----------------
                                     On Balance       Commitments             On Balance         Commitments
          Region                    Sheet            to Purchase              Sheet             to Purchase
     ------------------           ----------         -----------             ---------          -----------
     South Atlantic                 $139,630           $22,525               $  82,442           $25,781
     Middle Atlantic                 111,257             6,257                  73,958            20,790
     East North Central              105,666             7,508                  81,456             7,485
     Mountain                         82,389             4,380                  62,275               832
     West North Central               54,728            15,017                  34,819             9,980
     New England                      50,584                --                  30,481            13,306
     Pacific                          18,504             1,877                  15,992             4,158
     West South Central               14,927             5,006                   6,649               832
     East South Central                7,667                --                   4,948                --
                                   ---------      ------------              ----------       -----------
                                     585,352            62,570                 393,020            83,164
     Less allowance for losses         2,370                --                      --                --
                                  ----------      ------------             -----------          --------
                                    $582,982           $62,570                $393,020           $83,164
                                    ========           =======                ========           =======


                                          Dec. 31, 1996                              Dec. 31, 1995
                                         ---------------                            --------------
                                   On Balance        Commitments             On Balance     Commitments
          Property type             Sheet           to Purchase                Sheet           to Purchase
     -----------------------       ---------        -----------               --------         -----------
     Department/retail stores       $184,192           $26,905                $138,378           $34,097
     Apartments                      172,208             2,816                 130,601            14,554
     Office buildings                112,430            14,391                  59,601             9,980
     Industrial buildings             54,117             2,816                  31,259             9,148
     Hotels/Motels                    28,189             6,257                   3,266            10,811
     Medical buildings                18,787             7,508                  16,408             2,495
     Nursing/retirement homes          8,080             1,877                   8,190             1,663
     Mixed Use                         7,349                --                   5,317                --
     Other                                --                --                        --             416
                                  ----------       -----------               -----------       ---------
                                     585,352            62,570                 393,020            83,164
     Less allowance for losses         2,370                --                      --                --
                                  ----------       -----------               ---------        ----------
                                    $582,982           $62,570                $393,020           $83,164
                                    ========           =======                ========           =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At Dec. 31, 1996, the Company's recorded investment in impaired loans was $5,515 with a reserve of $870. During the year, the average recorded investment in impaired loans was $3,577.

     There were no impaired loans prior to 1996.

     The following table presents changes in the reserve for investment losses related to all loans:

                                                                  1996
     Balance, Jan. 1                                           $      0
     Provision for investment losses                              2,370
                                                                -------
     Balance, Dec. 31                                            $2,370
                                                                 ======

     There was no reserve prior to 1996.

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense consists of the following:

                                        1996            1995           1994
                                      --------         -------        -----
     Federal income taxes:
       Current                          $7,124        $11,753        $14,454
       Deferred                          5,084           (119)        (3,925)
                                         -----        --------       --------
                                        12,208         11,634         10,529

     State income taxes-current            704             58             45
                                           ---            ---          -----
     Income tax expense                $12,912        $11,692        $10,574
                                       =======        =======        =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate are attributable to:


                                                  1996                    1995                      1994
                                          --------------------     ------------------       ------------------
                                           Provision      Rate     Provision     Rate       Provision     Rate
     Federal income taxes based
       on the statutory rate                $12,507     35.0%        $11,704     35.0%       $10,574     35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                  (53)    (0.1)            (69)    (0.3)           (81)    (0.3)
         Other, net                            (246)    (0.7)             (1)     0.1             36      0.1
                                               ----     ----            -----     ---             --     ----
     Federal income taxes                   $12,208     34.2%        $11,634     34.8%       $10,529     34.8%

     Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:

     Deferred tax assets:                           1996             1995
                                                   -------          -----
     Policy reserves                              $48,321          $45,482
     Other                                          1,851            2,036
                                                   -------          ------
          Total deferred tax assets                50,172           47,518
                                                   ------           ------

     Deferred tax liabilities:
     Deferred policy acquisition costs             59,162           50,350
     Investments                                    9,082           21,345
                                                  -------          -------
          Total deferred tax liabilities           68,244           71,695
                                                  -------         --------
          Net deferred tax liabilities           $(18,072)        $(24,177)
                                                 ========         ========

     The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $6,103 and $7,553 as of Dec. 31, 1996 and 1995, respectively.

     Statutory net income and stockholder's equity as of Dec. 31, are summarized as follows:

                                             1996           1995           1994
                                            ------         ------        -------
     Statutory net income                $   9,138      $  15,499      $   8,131
     Statutory stockholder's equity        250,975        187,425        148,037

5.   Related party transactions

     Charges by IDS Life for use of joint facilities and other services aggregated $17,936, $10,380 and $5,581 for 1996, 1995 and 1994,
     respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has available lines of credit with two banks and American Express Financial Corporation (AEFC) aggregating $80,000, of which $50,000 is with AEFC. The lines of credit are at 45 to 80 basis points over each lender's cost of funds. The $10,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $20,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. There were no borrowings outstanding under these agreements at Dec. 31, 1996 or 1995.

7.   Commitments and contingencies

     The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance has resulted in substantial assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. The Company expects additional future assessments related to past insolvencies and rehabilitations. Management has estimated the impact of future assessments on the Company's financial position and recorded a reserve for such future assessments.

8.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit exposure related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                              Notional      Carrying       Fair     Total Credit
     Dec. 31, 1996             Amount        Value         Value      Exposure
       Assets:
         Interest rate caps   $400,000      $3,056        $1,621       $1,621
                              ========      ======        ======       ======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps expire in the year 2000.

     Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

9.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                            1996                                1995
                                                          ---------                           ---------
                                                    Carrying        Fair               Carrying          Fair
      Financial Assets                                Value          Value                Value           Value
      Investments:
      Fixed maturities (Note 2):
      Held to maturity                            $1,256,143    $1,267,947            $1,308,251      $1,357,977
      Available for sale                           2,242,447     2,242,447             1,596,985       1,596,985
      Mortgage loans on real estate
        (Note 2)                                     582,982       597,053               393,020         419,557
      Equity securities (Note 2)                          --            --                     3               3
      Derivative financial instruments
        (Note 8)                                       3,056         1,621                 4,052           1,574
      Cash and cash equivalents (Note 1)              40,829        40,829                42,896          42,896
      Separate account assets (Note 1)                30,760        30,760                 8,483           8,483

      Financial Liabilities
      Future policy benefits for fixed
        annuities                                  3,871,682     3,702,141             3,149,087       2,997,716
      Separate account liabilities                    30,760        28,990                 8,483           8,075

     At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $9,657 and $6,564, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.



Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

The audited financial statements of American Enterprise Life including:

         -Balance sheets as of Dec. 31, 1996 and Dec. 31, 1995; and -Related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996.
         -Notes to Financial Statements.
         -Report of Independent Auditors dated February 7, 1997.

The audited financial statements of the variable account including:

         -Statements of net assets as of Dec. 31, 1996;
         -Statements of operations for the year ended Dec. 31, 1996; and -Statements of changes in net assets for the year ended Dec. 31, 1996 and for the period from Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995.
         -Notes to Financial Statements.
         -Report of Independent Auditors dated March 21, 1997.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the ten additional subaccounts within the separate account dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-54471 is incorporated herein by reference.

2.       Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471 is incorporated herein by reference.

3.2      Form of Managing General Agent Agreement, filed electronically as
         Exhibit 3.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471 is incorporated herein by reference.

4.1      Form of Deferred Annuity Contract (form 34560), filed electronically as
         Exhibit 4.1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

4.2      Form of Tax-Qualified Endorsement (form 34563), filed electronically as
         Exhibit 4.2 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

4.3      Form of Annuity Endorsement (form 34562), filed electronically as
         Exhibit 4.3 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

5.1 Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

6.2      Amended By-Laws of American Enterprise Life, filed electronically as
         Exhibit 6.2 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement among American Enterprise Life Insurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995 is filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No.
         33-54471 is incorporated herein by reference.

8.1(b) Form of Amendment 1 to Participation Agreement among American Enterprise Life Insurance Company and G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series and GT Global, Inc. (formerly G.T. Global Financial Services, Inc. dated ______________, 1997, is filed electronically herewith.

8.2(a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated herein by reference.

8.2(b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp., and American Enterprise Life Insurance Company, dated April 30, 1997, is filed electronically herewith.

8.2(c) Form of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp., and American Enterprise Life Insurance Company, dated _____________, 1997, is filed electronically herewith.

8.3(a) Copy of Participation Agreement by and among Quest for Value Accumulation
       Trust and American Enterprise Life Insurance Company and Quest for Value Distributors, dated February 21, 1995, filed electronically as Exhibit
       8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated herein by reference.

8.3(b) Form of Amendment 1 to Schedule A to Participation Agreement among OCC Accumulation Trust, American Enterprise Life Insurance Company, and OCC Distributors dated ______________, 1997, is filed electronically herewith.

8.4 Form of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated ______________, 1997, is filed electronically herewith.

8.5 Form of Participation Agreement among AIM Variable Insurance Funds and American Enterprise Life Insurance Company, dated ______________, 1997, is filed electronically herewith.

8.6 Copy of Participation Agreement among Janus Aspen Series, and American Enterprise Life Insurance Company, dated October 8, 1997, is filed electronically herewith.

8.7 Copy of Reinsurance Agreement, dated October 16, 1997, is filed electronically herewith.

9. Opinion of Counsel and consent to its use as to the legality of the securities being registered was filed with Registrant's most recent 24f-2 Notice on or about Feb. 19, 1997.

10.      Consent of Independent Auditors, is filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, is filed electronically herewith.

         Financial Statement Schedules:

         Schedule I Summary of Investments other than Investments In Related Parties

         Schedule V   Valuation and Qualifying Accounts

         Report of Independent Auditors dated February 7, 1997.

         All other schedules to the Financial Statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

14.      Financial Data Schedules, are filed electronically herewith.

15. Power of Attorney to sign this Registration Statement dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7, to Registration Statement No. 33-54471 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

                                                                       Positions and
Name                           Principal Business Address              Offices with Depositor

James E. Choat                 IDS Tower 10                            Director and Chief Executive
                               Minneapolis, MN  55440                  Officer

Douglas L. Forsberg            IDS Tower 10                            Director and President
                               Minneapolis, MN  55440

Morris Goodwin Jr.             IDS Tower 10                            Vice President and Treasurer
                               Minneapolis, MN  55440

Lorraine R. Hart               IDS Tower 10                            Vice President - Investments
                               Minneapolis, MN  55440

Richard W. Kling               IDS Tower 10                            Director and Chairman of the
                               Minneapolis, MN  55440                  Board

Paul S. Mannweiler             Indianapolis Power and Light            Director
                               One Monument Circle
                               P.O. Box 1595
                               Indianapolis, IN  46206-1595

Stuart A. Sedlacek             IDS Tower 10                            Director and Executive Vice
                               Minneapolis, MN  55440                  President - Assured Assets

F. Dale Simmons                IDS Tower 10                            Vice President - Real Estate
                               Minneapolis, MN  55440                  Loan Management

William A. Stoltzmann          IDS Tower 10                            Director-Vice President,
                               Minneapolis, MN  55440                  General Counsel and Secretary

Melinda S. Urion               IDS Tower 10                            Vice President and Controller
                               Minneapolis, MN  55440

Item 26.          Persons Controlled by or Under Common Control with the
                           Depositor or Registrant

                           American Enterprise Life Insurance is a wholly owned
                  subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                  Jurisdiction
Name of Subsidiary                                              of Incorporation

I.   Travel Related Services

     American Express Travel Related
     Services Company, Inc.                                       New York

II.  International Banking Services

     American Express Bank Ltd.                                   Connecticut

III. Companies engaged in American Express Financial Corporation

     American Centurion Life Assurance Company                    New York
     American Enterprise Investment Services Inc.                 Minnesota
     American Enterprise Life Insurance Company                   Indiana
     American Express Financial Advisors Inc.                     Delaware
     American Express Financial Corporation                       Delaware
     American Express Insurance Agency of Nevada Inc.             Nevada
     American Express Minnesota Foundation                        Minnesota
     American Express Service Corporation                         Delaware
     American Express Tax and Business Services Inc.              Minnesota
     American Express Trust Company                               Minnesota
     American Partners Life Insurance Company                     Arizona
     AMEX Assurance Company                                       Illinois
     IDS Advisory Group Inc.                                      Minnesota
     IDS Aircraft Services Corporation                            Minnesota
     IDS Cable Corporation                                        Minnesota
     IDS Cable II Corporation                                     Minnesota
     IDS Capital Holdings Inc.                                    Minnesota
     IDS Certificate Company                                      Delaware
     IDS Deposit Corp.                                            Utah
     IDS Fund Management Limited                                  U.K.
     IDS Futures Corporation                                      Minnesota
     IDS Futures III Corporation                                  Minnesota
     IDS Insurance Agency of Alabama Inc.                         Alabama
     IDS Insurance Agency of Arkansas Inc                         Arkansas
     IDS Insurance Agency of Massachusetts Inc.                   Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                     Mississippi
     IDS Insurance Agency of New Mexico Inc                       New Mexico
     IDS Insurance Agency of North Carolina Inc.                  North Carolina
     IDS Insurance Agency of Ohio Inc.                            Ohio
     IDS Insurance Agency of Texas Inc.                           Texas
     IDS Insurance Agency of Utah Inc                             Utah
     IDS Insurance Agency of Wyoming Inc                          Wyoming
     IDS International, Inc.                                      Delaware
     IDS Life Insurance Company                                   Minnesota
     IDS Life Insurance Company of New York                       New York

     IDS Management Corporation                                   Minnesota
     IDS Partnership Services Corporation                         Minnesota
     IDS Plan Services of California, Inc.                        Minnesota
     IDS Property Casualty Insurance Company                      Wisconsin
     IDS Real Estate Services, Inc.                               Delaware
     IDS Realty Corporation                                       Minnesota
     IDS Sales Support Inc.                                       Minnesota
     IDS Securities Corporation                                   Delaware
     Investors Syndicate Development Corp.                        Nevada

Item 27.       Number of Contract owners

               On Sept. 30, 1997, there were 1,314 contract owners of qualified contracts and there were 811 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Item 29. Principal Underwriters.

         (a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

                  IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

         (b) As to each director, officer or partner of the principal underwriter:

                                                                  Positions and
Name and Principal                  Position and Offices          Offices with
Business Address                    with Underwriter              Registrant

Ronald G. Abrahamson                Vice President-                    None
IDS Tower 10                        Service Quality and
Minneapolis, MN  55440              Reengineering

Douglas A. Alger                    Vice President-Field               None
IDS Tower 10                        Compensation and
Minneapolis, MN  55440              Administration

Peter J. Anderson                   Senior Vice President-             Vice
IDS Tower 10                        Investments                        President
Minneapolis, MN 55440

Ward D. Armstrong                   Vice President-                    None
IDS Tower 10                        American Express,
Minneapolis, MN  55440              Retirement Services

John M. Baker                       Vice President-                    None
                                    Plan Sponsor Services

Joseph M. Barsky III                Vice President-Senior              None
IDS Tower 10                        Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten                    Vice President-Tax                 None
IDS Tower 10                        and Business Services
Minneapolis, MN  55440

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Timothy V. Bechtold                 Vice President-Risk                None
IDS Tower 10                        Management Products
Minneapolis, MN  55440

John D. Begley                      Group Vice President-              None
Suite 100                           Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin                    Group Vice President-              None
Suite 200                           Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall                     Vice President-                    None
IDS Tower 10                        Technology and
Minneapolis, MN  55440              Development

Brent L. Bisson                     Group Vice President-              None
Suite 900                           Los Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                      Vice President-                    None
IDS Tower 10                        Mature Market Group
Minneapolis, MN  55440

Walter K. Booker                    Group Vice President-              None
Suite 200                           New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                   Group Vice President-              None
Galleria One Suite 1900             Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                   Group Vice President-              None
Suite 200                           Northwest
West 111 North River Dr.
Spokane, WA  99201

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Douglas W. Brewers                  Vice President-                    None
IDS Tower 10                        Sales Support
Minneapolis, MN  55440

Karl J. Breyer                      Senior Vice President-             None
IDS Tower 10                        Corporate Affairs and
Minneapolis, MN  55440              Special Counsel

Daniel J. Candura                   Vice President-                    None
IDS Tower 10                        Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson                  Vice President-                    None
IDS Tower 10                        American Express
Minneapolis, MN  55440              Securities Services

Orison Y. Chaffee III               Vice President-Field               None
IDS Tower 10                        Real Estate
Minneapolis, MN  55440

James E. Choat                      Senior Vice President-             None
IDS Tower 10                        Field Management
Minneapolis, MN  55440

Kenneth J. Ciak                     Vice President and                 None
IDS Property Casualty               General Manager-
1400 Lombardi Avenue                IDS Property Casualty
Green Bay, WI  54304

Roger C. Corea                      Group Vice President-              None
290 Woodcliff Drive                 Upstate New York
Fairport, NY  14450

Henry J. Cormier                    Group Vice President-              None
Commerce Center One                 Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford                    Group Vice President-              None
Suite 200                           Arkansas/Springfield/
10800 Financial Ctr Pkwy            Memphis
Little Rock, AR  72211

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Kevin F. Crowe                      Group Vice President-              None
Suite 312                           Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                      Vice President and                 None
IDS Tower 10                        Assistant General Counsel
Minneapolis, MN  55440

Regenia David                       Vice President-                    None
IDS Tower 10                        Systems Services
Minneapolis, MN  55440

Luz Maria Davis                     Vice President-                    None
IDS Tower 10                        Communications
Minneapolis, MN  55440

Scott M. DiGiammarino               Group Vice President-              None
Suite 500                           Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                    Group Vice President-              None
Two Datran Center                   Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Gordon L. Eid                       Senior Vice President              None
IDS Tower 10                        and General Counsel
Minneapolis, MN  55440

Robert M. Elconin                   Vice President-                    None
IDS Tower 10                        Government Relations
Minneapolis, MN  55440

Mark A. Ernst                       Vice President-                    None
IDS Tower 10                        Retail Services
Minneapolis, MN  55440

Joseph Evanovich Jr.                Group Vice President-              None
One Old Mill                        Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Louise P. Evenson                   Group Vice President-              None
Suite 200                           San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                     Vice President-                    None
IDS Tower 10                        Mutual Fund Equity
Minneapolis MN  55440               Investments

Douglas L. Forsberg                 Vice President-                    None
IDS Tower 10                        Institutional Products
Minneapolis, MN  55440              Group

Jeffrey P. Fox                      Vice President and                 None
IDS Tower 10                        Corporate Controller
Minneapolis, MN  55440

William P. Fritz                    Group Vice President-              None
Suite 160                           Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                        Group Vice President-              None
8500 Tower Suite 1770               Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

John J. Golden                      Vice President-                    None
IDS Tower 10                        Human Resources Planning
Minneapolis, MN  55440              and Field Support

Morris Goodwin Jr.                  Vice President and                 None
IDS Tower 10                        Corporate Treasurer
Minneapolis, MN 55440

David A. Hammer                     Vice President                     None
IDS Tower 10                        and Marketing
Minneapolis, MN  55440              Controller

Teresa A. Hanratty                  Group Vice President-              None
Suites 6&7                          Northern New England
169 South River Road
Bedford, NH  03110

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

John R. Hantz                       Group Vice President-              None
Suite 107                           Detroit Metro and
17177 N. Laurel Park                Portland\Eugene
Livonia, MI  48154

Robert L. Harden                    Group Vice President-              None
Two Constitution Plaza              Boston Metro
Boston, MA  02129

Lorraine R. Hart                    Vice President-                    None
IDS Tower 10                        Insurance Investments
Minneapolis, MN  55440

Scott A. Hawkinson                  Vice President-Assured             None
IDS Tower 10                        Assets Product Development
Minneapolis, MN  55440              and Management

Brian M. Heath                      Group Vice President-              None
Suite 150                           North Texas
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                        Group Vice President-              None
319 Southbridge St.                 Rhode Island/Central-
Auburn, MA  01501                   Western Massachusetts

Janis K. Heaney                     Vice President-                    None
IDS Tower 10                        Incentive Compensation
Minneapolis, MN  55440

James G. Hirsh                      Vice President and                 None
IDS Tower 10                        Assistant General
Minneapolis, MN  55440              Counsel

David J. Hockenberry                Group Vice President-              None
30 Burton Hills Blvd.               Eastern Tennessee
Suite 175
Nashville, TN  37215

David R. Hubers                     Chairman, Chief                 Board member
IDS Tower 10                        Executive Officer and
Minneapolis, MN  55440              President

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Martin G. Hurwitz                   Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

James M. Jensen                     Vice President-                    None
IDS Tower 10                        Life Products
Minneapolis, MN  55440

Marietta L. Johns                   Senior Vice President-             None
IDS Tower 10                        Field Management
Minneapolis, MN  55440

James E. Kaarre                     Vice President-                    None
IDS Tower 10                        Marketing Promotions
Minneapolis, MN  55440

Matthew N. Karstetter               Vice President-                    None
IDS Tower 10                        Investment Accounting
Minneapolis, MN  55440

Linda B. Keene                      Vice President-                    None
IDS Tower 10                        Market Development
Minneapolis, MN  55440

G. Michael Kennedy                  Vice President-Investment          None
IDS Tower 10                        Services and Investment
Minneapolis, MN  55440              Research

Susan D. Kinder                     Senior Vice President-             None
IDS Tower 10                        Human Resources
Minneapolis, MN  55440

Richard W. Kling                    Senior Vice President-             None
IDS Tower 10                        Products
Minneapolis, MN  55440

Paul F. Kolkman                     Vice President-                    None
IDS Tower 10                        Actuarial Finance
Minneapolis, MN  55440

Claire Kolmodin                     Vice President-                    None
IDS Tower 10                        Service Quality
Minneapolis, MN  55440

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

David S. Kreager                    Group Vice President-              None
Suite 108                           Greater Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                   Director and Senior                None
IDS Tower 10                        Vice President-Field
Minneapolis, MN  55440              Management and
                                    Business Systems

Mitre Kutanovski                    Group Vice President-              None
Suite 680                           Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                 Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

Kurt A. Larson                      Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

Lori J. Larson                      Vice President-                    None
IDS Tower 10                        Variable Assets Product
Minneapolis, MN  55440              Development

Ryan R. Larson                      Vice President-                    None
IDS Tower 10                        IPG Product Development
Minneapolis, MN  55440

Daniel E. Laufenberg                Vice President and                 None
IDS Tower 10                        Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic                Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

Peter A. Lefferts                   Senior Vice President-             None
IDS Tower 10                        Corporate Strategy and
Minneapolis, MN  55440              Development

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Douglas A. Lennick                  Director and Executive             None
IDS Tower 10                        Vice President-Private
Minneapolis, MN  55440              Client Group

Mary J. Malevich                    Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

Fred A. Mandell                     Vice President-                    None
IDS Tower 10                        Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin                    Group Vice President-              None
Suite 650                           Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                   Vice President-                    None
IDS Tower 10                        Senior Portfolio Manager
Minneapolis, MN  55440

William C. Melton                   Vice President-                    None
IDS Tower 10                        International Research
Minneapolis, MN  55440              and Chief International
                                    Economist

William P. Miller                   Vice President and                 None
IDS Tower 10                        Senior Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                   Executive Vice President-          None
IDS Tower 10                        Marketing and Products
Minneapolis, MN  55440

John P. Moraites                    Group Vice President-              None
Union Plaza Suite 900               Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret                     Vice President-                    None
IDS Tower 10                        Variable Assets
Minneapolis, MN  55440

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Alan D. Morgenstern                 Group Vice President-              None
Suite 200                           Central California/
3500 Market Street                  Western Nevada
Camp Hill, NJ  17011

Barry J. Murphy                     Senior Vice President-             None
IDS Tower 10                        Client Service
Minneapolis, MN  55440

Mary Owens Neal                     Vice President-                    None
IDS Tower 10                        Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis                      Vice President-                    None
IDS Tower 10                        Technology Services
Minneapolis, MN  55440

Thomas V. Nicolosi                  Group Vice President-              None
Suite 220                           New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer                     Vice President-                    None
IDS Tower 10                        Taxes
Minneapolis, MN  55440

Carla P. Pavone                     Vice President-                    None
IDS Tower 10                        Specialty Service Teams
Minneapolis, MN  55440              and Emerging Business

Susan B. Plimpton                   Vice President-                    None
IDS Tower 10                        Segmentation Development
Minneapolis, MN  55440              and Support

Larry M. Post                       Group Vice President-              None
One Tower Bridge                    Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                    Vice President and                 None
IDS Tower 10                        Assistant General
Minneapolis, MN  55440              Counsel

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

James M. Punch                      Vice President-                    None
IDS Tower 10                        Special Projects
Minneapolis, MN  55440

Frederick C. Quirsfeld              Vice President-Taxable             None
IDS Tower 10                        Mutual Fund Investments
Minneapolis, MN  55440

Debra J. Rabe                       Vice President-Financial           None
IDS Tower 10                        Planning
Minneapolis, MN  55440

R. Daniel Richardson III            Group Vice President-              None
Suite 800                           Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos                      Group Vice President-              None
One Sarasota Tower                  At Large
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff                   Vice President-Private             None
IDS Tower 10                        Client Group
Minneapolis, MN  55440

Stephen W. Roszell                  Vice President-                    None
IDS Tower 10                        Advisory Institutional
Minneapolis, MN  55440              Marketing

Max G. Roth                         Group Vice President-              None
Suite 201 S IDS Ctr                 Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan                        Vice President and                 None
IDS Tower 10                        General Auditor
Minneapolis, MN  55440

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Erven A. Samsel                     Senior Vice President-             None
45 Braintree Hill Park              Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                 Group Vice President-              None
Suite 201                           Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                   Group Vice President-              None
Suite 205                           Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                  Vice President-                    None
IDS Tower 10                        Assured Assets
Minneapolis, MN  55440

Donald K. Shanks                    Vice President-                    None
IDS Tower 10                        Property Casualty
Minneapolis, MN  55440

F. Dale Simmons                     Vice President-Senior              None
IDS Tower 10                        Portfolio Manager,
Minneapolis, MN  55440              Insurance Investments

Judy P. Skoglund                    Vice President-                    None
IDS Tower 10                        Human Resources and
Minneapolis, MN  55440              Organization Development

Ben C. Smith                        Vice President-                    None
IDS Tower 10                        Workplace Marketing
Minneapolis, MN  55440

William A. Smith                    Vice President and                 None
IDS Tower 10                        Controller-Private
Minneapolis, MN  55440              Client Group

James B. Solberg                    Group Vice President-              None
466 Westdale Mall                   Eastern Iowa Area
Cedar Rapids, IA  52404

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Bridget Sperl                       Vice President-                    None
IDS Tower 10                        Geographic Service
Minneapolis, MN  55440              Teams

Paul J. Stanislaw                   Group Vice President-              None
Suite 1100                          Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell                    Group Vice President-              None
Suite 433                           Outstate Minnesota Area/
9900 East Bren Road                 North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann               Vice President and                 None
IDS Tower 10                        Assistant General
Minneapolis, MN  55440              Counsel

James J. Strauss                    Vice President-                    None
IDS Tower 10                        Corporate Planning
Minneapolis, MN  55440              and Analysis

Jeffrey J. Stremcha                 Vice President-Information         None
IDS Tower 10                        Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart              Vice President-Corporate           None
IDS Tower 10                        Reengineering
Minneapolis, MN  55440

Craig P. Taucher                    Group Vice President-              None
Suite 150                           Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL.  32216

Neil G. Taylor                      Group Vice President-              None
Suite 425                           Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                      Senior Vice President-          Board member
IDS Tower 10                        Information and
Minneapolis, MN 55440               Technology

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Melinda S. Urion                    Senior Vice President              Treasurer
IDS Tower 10                        and Chief Financial
Minneapolis, MN 55440               Officer

Peter S. Velardi                    Group Vice President-              None
Suite 180                           Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer             Group Vice President-              None
Suite 100                           Denver/Salt Lake City/
Stanford Plaza II                   Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman                    Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN 55440               Manager

Norman Weaver Jr.                   Senior Vice President-             None
1010 Main St Suite 2B               Field Management
Huntington Beach, CA  92648

Michael L. Weiner                   Vice President-                    None
IDS Tower 10                        Tax Research and Audit
Minneapolis, MN  55440

Lawrence J. Welte                   Vice President-                    None
IDS Tower 10                        Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter                    Vice President-                    None
IDS Tower 10                        Equity and Fixed Income
Minneapolis, MN  55440              Trading

William N. Westhoff                 Senior Vice President-             None
IDS Tower 10                        Global Investments
Minneapolis, MN  55440

Thomas L. White                     Group Vice President-              None
Suite 200                           Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Item 29(b). As to each director, officer or partner of the principal underwriter
            (American Express Financial Advisors):
            (cont'd)

                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address                    with Underwriter               Registrant

Eric S. Williams                    Group Vice President-              None
Suite 250                           Virginia
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                 Group Vice President-              None
Two North Tamiami Trail             Western Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                   Vice President and                 None
IDS Tower 10                        Assistant General
Minneapolis, MN  55440              Counsel

Michael D. Wolf                     Vice President-                    None
IDS Tower 10                        Senior Portfolio
Minneapolis, MN  55440              Manager

Michael R. Woodward                 Senior Vice President-             None
32 Ellicott St                      Field Management
Suite 100
Batavia, NY  14020

Item 29(c).

                               Net Underwriting
     Name of Principal         Discounts and           Compensation on          Brokerage
     Underwriter               Commissions             Redemption               Commissions      Compensation

     American Express          $673,634                $34,957                      --               --
     Financial Advisors
     Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             IDS Tower 10
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b)  Registrant undertakes that it will include either
              (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                        SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 30th day of October, 1997.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                            (Registrant)

                           By American Enterprise Life Insurance Company
                                             (Sponsor)

                           By /s/   Richard W. Kling*
                                    Richard W. Kling
                                    Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of October, 1997.

Signature                           Title

/s/ James F. Choat*                 Director, Chief Executive Officer
    James F.Choat

/s/ Douglas L. Forsberg*            Director, President
    Douglas L. Forsberg

/s/ Richard W. Kling*               Director and Chairman of  the Board
    Richard W. Kling

/s/ Paul S. Mannweiler*             Director
    Paul S. Mannweiler

/s/ Stuart A. Sedlacek*             Director and Executive Vice President-
    Stuart A. Sedlacek              Assured Assets

/s/ William A. Stoltzmann*          Director, Vice President, General Counsel
    William A. Stoltzmann           and Secretary

/s/ Melinda S. Urion                Vice President and Controller
    Melinda S. Urion

*Signed pursuant to Power of Attorney dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, filed on or about April 23, 1997, is incorporated herein by reference.



________________________________
Mary Ellyn Minenko

         CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.